UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22761
(Investment Company Act file number)

Stone Ridge Trust
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Jane Korach
Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
 (Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 76.1%
Financial Services - 76.1%
Europe - 5.3%
Atlas Re VII B
3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$3,098,876
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,608,002
Calypso 2011-1 A
4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	6,858,213
Calypso Capital II Class B
2.900%, 01/08/2018 (a)(b)(c)	€2,750,000	3,768,412
Green Fields II 2013-1 A
2.807%, 01/09/2017 (a)(b)(c)	€2,250,000	3,074,955
Pylon II A
5.677%, 05/05/2016 (a)(b)(c)	€1,000,000	1,423,424
Queen Street III
4.775%, 07/28/2014 (a)(b)(c)	$12,000,000	12,149,575
		32,981,457
Global - 16.5%
Blue Danube 2012-1 B
10.796%, 04/10/2015 (a)(b)(c)	2,298,000	2,454,758
Blue Danube II 2013-1 A
4.297%, 05/23/2016 (a)(b)(c)	10,042,000	10,208,561
EOS B
6.525%, 05/26/2014 (a)(b)(c)	1,772,000	1,794,260
Galileo Re 2013-1
7.425%, 01/09/2017 (a)(b)(c)	5,500,000	5,689,153
Loma Re 2013-1 A
9.775%, 01/08/2018 (a)(b)(c)	2,271,000	2,285,332
Loma Re 2013-1 B
12.025%, 01/08/2018 (a)(b)(c)	6,814,000	6,860,676
Loma Re 2013-1 C
17.025%, 01/08/2018 (a)(b)(c)	11,781,000	11,875,829
Mythen Re 2012-2 A
8.549%, 01/05/2017 (a)(b)(c)	578,000	610,541
Queen Street II
7.525%, 04/09/2014 (a)(b)(c)	1,181,000	1,189,699
Queen Street IV
7.525%, 04/09/2015 (a)(b)(c)	1,181,000	1,218,034
Queen Street V
8.525%, 04/09/2015 (a)(b)(c)	1,181,000	1,229,885
Queen Street VI
10.375%, 04/09/2015 (a)(b)(c)	2,515,000	2,639,752
Queen Street VIII
6.525%, 06/08/2016 (a)(b)(c)	3,250,000	3,311,386
Successor X 2012-1 V-AA3
16.525%, 01/27/2015 (a)(b)(c)	1,293,000	1,350,797
Tradewynd Re 2013-1 1
8.275%, 07/09/2018 (a)(b)(c)	10,357,000	11,019,489
Tradewynd Re 2013-2 3-A
6.275%, 01/09/2017 (a)(b)(c)	12,481,000	12,657,164
Tradewynd Re 2013-2 3-B
7.025%, 01/09/2017 (a)(b)(c)	10,698,000	10,790,672

Tramline Re II 2013-1 A
3.275%, 07/07/2017 (a)(b)(c)	1,750,000	1,753,883
Venterra Re 2013-1 A
3.775%, 01/09/2017 (a)(b)(c)	14,596,000	14,772,903
		103,712,774
Japan - 1.0%
Nakama Re 2013-1
2.775%, 09/29/2016 (a)(b)(c)	6,500,000	6,572,611
Mexico - 1.4%
MultiCat Mexico 2012-1 A
8.025%, 12/04/2015 (a)(b)(c)	6,199,000	6,378,151
MultiCat Mexico 2012-1 B
7.775%, 12/04/2015 (a)(b)(c)	1,875,000	1,963,687
MultiCat Mexico 2012-1 C
7.525%, 12/04/2015 (a)(b)(c)	541,000	559,881
		8,901,719
Turkey - 2.9%
Bosphorus 1 Re 2013-1 A
2.525%, 05/03/2016 (a)(b)(c)	18,000,000	17,972,742
United States - 49.0%
Armor Re 2013-1 A
4.250%, 05/14/2014 (a)(b)(c)	9,453,000	9,492,292
Atlas Re VII A
8.117%, 01/07/2016 (a)(b)(c)	1,772,000	1,844,521
Caelus Re 2013-1 A
5.275%, 03/07/2016 (a)(b)(c)	6,021,000	6,094,225
Caelus Re 2013-2 A
6.875%, 04/07/2017 (a)(b)(c)	20,494,000	21,143,321
Combine Re C
17.775%, 01/07/2015 (a)(b)(c)	1,255,000	1,352,765
Compass Re 2011-1 2
10.275%, 01/08/2015 (a)(b)(c)	4,140,000	4,317,787
Compass Re 2011-1 3
11.275%, 01/08/2015 (a)(b)(c)	4,730,000	4,940,029
East Lane IV 2011-1 A
5.775%, 03/14/2014 (a)(b)(c)	1,750,000	1,755,897
East Lane IV 2011-1 B
6.675%, 03/13/2015 (a)(b)(c)	4,238,000	4,374,394
Embarcadero Re 2011-1 A
6.659%, 08/04/2014 (a)(b)(c)	3,125,000	3,161,459
Embarcadero Re 2012-1 A
7.374%, 02/13/2015 (a)(b)(c)	1,647,000	1,693,663
Embarcadero Re 2012-2 A
5.025%, 08/07/2015 (a)(b)(c)	6,750,000	6,964,701
Everglades Re 2012-1 A
17.775%, 04/30/2014 (a)(b)(c)	5,731,000	5,936,621
Everglades Re 2013-1 A
10.025%, 03/28/2016 (a)(b)(c)	12,600,000	13,380,380
Foundation Re III 2010-1 A
5.750%, 02/03/2014 (a)(b)(c)	1,093,000	1,092,945
Golden State Re 2011-1
3.775%, 01/08/2015 (a)(b)(c)	2,750,000	2,789,009
Ibis Re II 2013-1 A
4.025%, 06/28/2016 (a)(b)(c)	3,250,000	3,308,292
Ibis Re II 2013-1 B
4.525%, 06/28/2016 (a)(b)(c)	4,500,000	4,547,693
Ibis Re II 2013-1 C
8.025%, 06/28/2016 (a)(b)(c)	3,250,000	3,337,484
Johnston Re 2011-1 B
6.925%, 05/08/2014 (a)(b)(c)	2,500,000	2,528,130

Lakeside Re III
8.025%, 01/08/2016 (a)(b)(c)	10,975,000	11,623,089
Long Point Re III 2013-1 A
4.025%, 05/18/2016 (a)(b)(c)	13,639,000	13,791,168
Merna Re IV
2.525%, 04/08/2016 (a)(b)(c)	6,250,000	6,297,139
Metrocat Re 2013-1 A
4.525%, 08/05/2016 (a)(b)(c)	3,750,000	3,834,396
Mona Lisa Re 2013-2 A
7.325%, 07/07/2017 (a)(b)(c)	16,164,000	17,092,151
Mystic Re III 2012-1 B
12.025%, 03/12/2015 (a)(b)(c)	2,024,000	2,147,889
Mythen Re 2013-1 B
8.025%, 07/09/2015 (a)(b)(c)	9,700,000	10,097,700
Northshore Re 2013-1 A
7.275%, 07/05/2016 (a)(b)(c)	14,621,000	15,237,991
Pelican Re 2013-1 A
6.025%, 05/15/2017 (a)(b)(c)	10,862,000	11,168,737
Queen City
3.525%, 01/06/2017 (a)(b)(c)	10,000,000	10,011,691
Residential Re 2011-1 1
9.025%, 06/06/2015 (a)(b)(c)	1,186,000	1,254,577
Residential Re 2011-1 5
8.775%, 06/06/2015 (a)(b)(c)	577,000	613,798
Residential Re 2011-2 1
8.925%, 12/06/2015 (a)(b)(c)	2,358,000	2,482,843
Residential Re 2012-1 3
10.025%, 06/06/2016 (a)(b)(c)	2,332,000	2,598,955
Residential Re 2012-2 2
5.775%, 12/06/2016 (a)(b)(c)	1,149,000	1,194,982
Residential Re 2012-2 4
19.025%, 12/06/2016 (a)(b)(c)	2,570,000	2,859,730
Residential Re 2013-1 11
8.025%, 06/06/2017 (a)(b)(c)	23,100,000	24,128,545
Residential Re 2013-1 3
9.275%, 06/06/2017 (a)(b)(c)	12,600,000	13,035,794
Residential Re 2013-2 1
20.025%, 12/06/2017 (a)(b)(c)	4,580,000	4,578,199
Residential Re 2013-2 4
5.275%, 12/06/2017 (a)(b)(c)	3,600,000	3,601,524
Sanders Re 2013-1 A
3.525%, 05/05/2017 (a)(b)(c)	22,000,000	21,931,846
Sanders Re 2013-1 B
4.025%, 05/05/2017 (a)(b)(c)	8,110,000	8,075,224
Skyline Re 2014-1 A
14.000%, 01/06/2017 (a)(b)(c)	1,426,000	1,428,852
Successor X 2011-2 IV-AL3
13.025%, 02/25/2014 (a)(b)(c)	2,593,000	2,605,187
Successor X 2012-1 V-D3
11.025%, 01/27/2015 (a)(b)(c)	591,000	612,335
Tar Heel 2013-1 A
8.525%, 05/09/2016 (a)(b)(c)	8,289,000	8,924,942
Vitality Re V B
2.525%, 01/07/2019 (a)(b)(c)	2,382,000	2,381,994
		307,666,886
TOTAL EVENT LINKED BONDS (Cost $467,859,968)		477,808,189

PARTICIPATION NOTES (QUOTA SHARES) - 18.2%
Financial Services - 18.2%
Global - 11.7%
Atlas Re X Class A
04/03/2017 (a)(b)(e)	24,789,000	25,007,143
Eden Re 2014-1
04/21/2017 (b)(d)(e)(Cost: $6,250,000; Acquisition Date: December 31, 2013)	6,250,000	6,289,455
Sector Re V LTD Series 3 Class A
03/01/2018 (b)(d)(e)(Cost: $35,750,000; Acquisition Date: March 19, 2013)	35,750,000	42,349,450
		73,646,048
United States - 6.5%
Sector Re V LTD Series 3 Class F
03/01/2019 (b)(d)(e)(Cost: $35,750,000; Acquisition Date: March 12, 2013)	35,750,000	40,490,450
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $102,539,000)		114,136,498

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 0.4%
Financial Services - 0.4%
Global - 0.4%
Lorenz Re Class B (b)(d)(e)(Cost: $2,250,000; Acquisition Date: March 25, 2013)	22,500	2,533,950
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $2,250,000)		2,533,950

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (f)	3,385,531	3,385,531
First American Government Obligations Fund - Class Z - 0.01% (f)	3,385,531	3,385,531
First American Prime Obligations Fund - Class Z - 0.02% (f)	3,385,531	3,385,531
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	3,385,532	3,385,532
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	3,385,531	3,385,531
TOTAL SHORT-TERM INVESTMENTS (Cost $16,927,656)		16,927,656

TOTAL INVESTMENTS (Cost $589,576,624) - 97.4%		611,406,293
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		16,621,973
TOTAL NET ASSETS - 100.0%		$628,028,266

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.

(a)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $502,815,332 which represents 80.1% of net assets.

(b) Foreign issued security. Total foreign securities by country of domicile are $594,478,637. Foreign concentration is as follows: Bermuda 62.0%, Cayman Islands 26.8%, Ireland 11.2%
(c) Variable rate security. The rate shown is as of January 31, 2014.
(d) Security is restricted to resale. The aggregate value of these securities at January 31, 2014 was $91,663,305 which represents 14.6% of net assets.
(e) Non-income producing security.
(f) Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 76.9%
Financial Services - 76.9%
Europe - 0.7%
Atlas VI 2011-2 A
8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,564,801
Global - 19.2%
Blue Danube 2012-1 B
10.796%, 04/10/2015 (a)(b)(c)	$1,702,000	1,818,102
Blue Danube II 2013-1 A
4.297%, 05/23/2016 (a)(b)(c)	6,958,000	7,073,409
EOS B
6.525%, 05/26/2014 (a)(b)(c)	1,228,000	1,243,426
Galileo Re 2013-1
7.425%, 01/09/2017 (a)(b)(c)	4,000,000	4,137,565
Loma Re 2013-1 A
9.775%, 01/08/2018 (a)(b)(c)	1,394,000	1,402,797
Loma Re 2013-1 B
12.025%, 01/08/2018 (a)(b)(c)	4,181,000	4,209,640
Loma Re 2013-1 C
17.025%, 01/08/2018 (a)(b)(c)	7,230,000	7,288,197
Mythen Re 2012-2 A
8.549%, 01/05/2017 (a)(b)(c)	422,000	445,759
Queen Street II
7.525%, 04/09/2014 (a)(b)(c)	819,000	825,032
Queen Street IV
7.525%, 04/09/2015 (a)(b)(c)	819,000	844,682
Queen Street V
8.525%, 04/09/2015 (a)(b)(c)	819,000	852,901
Queen Street VI
10.375%, 04/09/2015 (a)(b)(c)	1,735,000	1,821,062
Queen Street VIII
6.525%, 06/08/2016 (a)(b)(c)	250,000	254,722
Successor X 2012-1 V-AA3
16.525%, 01/27/2015 (a)(b)(c)	957,000	999,778
Tradewynd Re 2013-1 1
8.275%, 07/09/2018 (a)(b)(c)	4,143,000	4,408,008
Tradewynd Re 2013-2 3-A
6.275%, 01/09/2017 (a)(b)(c)	5,019,000	5,089,841
Tradewynd Re 2013-2 3-B
7.025%, 01/09/2017 (a)(b)(c)	4,302,000	4,339,266
		47,054,187
Mexico - 2.7%
MultiCat Mexico 2012-1 A
8.025%, 12/04/2015 (a)(b)(c)	4,801,000	4,939,749
MultiCat Mexico 2012-1 B
7.775%, 12/04/2015 (a)(b)(c)	1,125,000	1,178,213
MultiCat Mexico 2012-1 C
7.525%, 12/04/2015 (a)(b)(c)	459,000	475,019
		6,592,981
United States - 54.3%
Armor Re 2013-1 A
4.250%, 05/14/2014 (a)(b)(c)	5,447,000	5,469,641
Atlas Re VII A

8.117%, 01/07/2016 (a)(b)(c)	1,228,000	1,278,258
Caelus Re 2013-1 A
5.275%, 03/07/2016 (a)(b)(c)	4,229,000	4,280,431
Caelus Re 2013-2 A
6.875%, 04/07/2017 (a)(b)(c)	11,506,000	11,870,550
Combine Re C
17.775%, 01/07/2015 (a)(b)(c)	945,000	1,018,616
Compass Re 2011-1 2
10.275%, 01/08/2015 (a)(b)(c)	2,860,000	2,982,819
Compass Re 2011-1 3
11.275%, 01/08/2015 (a)(b)(c)	3,270,000	3,415,200
East Lane IV 2011-1 B
6.675%, 03/13/2015 (a)(b)(c)	1,637,000	1,689,684
Embarcadero Re 2011-1 A
6.659%, 08/04/2014 (a)(b)(c)	1,875,000	1,896,875
Embarcadero Re 2012-1 A
7.374%, 02/13/2015 (a)(b)(c)	1,253,000	1,288,500
Everglades Re 2012-1 A
17.775%, 04/30/2014 (a)(b)(c)	4,019,000	4,163,197
Everglades Re 2013-1 A
10.025%, 03/28/2016 (a)(b)(c)	8,400,000	8,920,253
Foundation Re III 2010-1 A
5.750%, 02/03/2014 (a)(b)(c)	757,000	756,962
Ibis Re II 2013-1 C
8.025%, 06/28/2016 (a)(b)(c)	2,000,000	2,053,836
Lakeside Re III
8.025%, 01/08/2016 (a)(b)(c)	8,700,000	9,213,747
Long Point Re III 2013-1 A
4.025%, 05/18/2016 (a)(b)(c)	2,861,000	2,892,920
Mona Lisa Re 2013-2 A
7.325%, 07/07/2017 (a)(b)(c)	1,836,000	1,941,425
Mystic Re III 2012-1 B
12.025%, 03/12/2015 (a)(b)(c)	1,476,000	1,566,346
Mythen Re 2013-1 B
8.025%, 07/09/2015 (a)(b)(c)	300,000	312,300
Northshore Re 2013-1 A
7.275%, 07/05/2016 (a)(b)(c)	5,379,000	5,605,988
Pelican Re 2013-1 A
6.025%, 05/15/2017 (a)(b)(c)	7,388,000	7,596,633
Residential Re 2011-1 1
9.025%, 06/06/2015 (a)(b)(c)	814,000	861,067
Residential Re 2011-1 5
8.775%, 06/06/2015 (a)(b)(c)	423,000	449,977
Residential Re 2011-2 1
8.925%, 12/06/2015 (a)(b)(c)	1,642,000	1,728,935
Residential Re 2012-1 3
10.025%, 06/06/2016 (a)(b)(c)	1,668,000	1,858,944
Residential Re 2012-2 2
5.775%, 12/06/2016 (a)(b)(c)	851,000	885,056
Residential Re 2012-2 4
19.025%, 12/06/2016 (a)(b)(c)	1,780,000	1,980,669
Residential Re 2013-1 11
8.025%, 06/06/2017 (a)(b)(c)	15,400,000	16,085,697
Residential Re 2013-1 3
9.275%, 06/06/2017 (a)(b)(c)	8,400,000	8,690,529
Residential Re 2013-2 1
20.025%, 12/06/2017 (a)(b)(c)	2,420,000	2,419,048
Residential Re 2013-2 4
5.275%, 12/06/2017 (a)(b)(c)	1,900,000	1,900,805

Sanders Re 2013-1 B
4.025%, 05/05/2017 (a)(b)(c)	6,890,000	6,860,455
Skyline Re 2014-1 A
14.000%, 01/06/2017 (a)(b)(c)	408,000	408,816
Successor X 2011-2 IV-AL3
13.025%, 02/25/2014 (a)(b)(c)	1,907,000	1,915,963
Successor X 2012-1 V-D3
11.025%, 01/27/2015 (a)(b)(c)	409,000	423,765
Tar Heel 2013-1 A
8.525%, 05/09/2016 (a)(b)(c)	5,711,000	6,149,154
		132,833,061
TOTAL EVENT LINKED BONDS (Cost $183,430,207)		188,045,030

PARTICIPATION NOTES (QUOTA SHARES) - 19.8%
Financial Services - 19.8%
Global - 13.2%
Atlas Re X Class A
04/03/2017 (a)(b)(e)	15,211,000	15,344,857
Sector Re V LTD Series 3 Class A
03/01/2018 (b)(d)(e)(Cost: $14,250,000; Acquisition Date: March 19, 2013)	14,250,000	16,880,550
		32,225,407
United States - 6.6%
Sector Re V LTD Series 3 Class F
03/01/2019 (b)(d)(e)(Cost: $14,250,000; Acquisition Date: March 12, 2013)	14,250,000	16,139,550
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $43,711,000)		48,364,957

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 0.3%
Financial Services - 0.3%
Global - 0.3%
Lorenz Re Class B (b)(d)(e)(Cost: $750,000; Acquisition Date: March 25, 2013)	7,500	844,650
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $750,000)		844,650

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (f)	1,131,074	1,131,074
First American Government Obligations Fund - Class Z - 0.01% (f)	1,131,074	1,131,074
First American Prime Obligations Fund - Class Z - 0.02% (f)	1,131,074	1,131,074
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	1,131,074	1,131,074
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	1,131,074	1,131,074
TOTAL SHORT-TERM INVESTMENTS (Cost $5,655,370)		5,655,370

TOTAL INVESTMENTS (Cost $233,546,577) - 99.3%		242,910,007
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,681,329
TOTAL NET ASSETS - 100.0%		$244,591,336

Principal amounts stated in U.S. dollars unless otherwise noted.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.

(a)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $203,389,887 which represents 83.2% of net assets.

(b) Foreign issued security. Total foreign securities by country of domicile are $237,254,637. Foreign concentration is as follows: Bermuda 56.1%, Cayman Islands 34.3%, Ireland 9.6%.
(c) Variable rate security. The rate shown is as of January 31, 2014.

(d)	Security is restricted to resale. The aggregate value of these securities at January 31, 2014 was $33,864,750 which represents 13.8% of net assets.
(e)	Non-income producing security.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2014 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 22.7%
Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$176,581
Ford Motor Co. (a)	13,600	203,456
General Motors Co. (a)(c)	5,700	205,656
Goodyear Tire & Rubber Co. (a)	9,100	215,306
Harley-Davidson, Inc. (a)	2,600	160,394
Tesla Motors, Inc. (a)(c)	2,700	489,807
		1,451,200
Banks - 0.4%
BB&T Corp. (a)	6,200	231,942
CIT Group, Inc. (a)	4,200	195,510
Comerica, Inc. (a)	3,800	174,040
Huntington Bancshares, Inc. (a)	2,100	19,047
M&T Bank Corp. (a)	1,600	178,416
Nationstar Mortgage Holdings, Inc. (a)(c)	4,400	123,112
Ocwen Financial Corp. (a)(c)	3,944	174,088
PNC Financial Services Group, Inc. (a)	2,700	215,676
Popular, Inc. (a)(b)(c)	8,100	213,840
Wells Fargo & Co. (a)	5,600	253,904
		1,779,575
Capital Goods - 1.8%
3M Co. (a)	1,800	230,742
Actuant Corp. (a)	100	3,422
Alliant Techsystems, Inc. (a)	1,400	201,180
Boeing Co. (a)	2,000	250,520
Caterpillar, Inc. (a)	2,000	187,820
Chicago Bridge & Iron Co. NV (a)(b)	2,359	176,901
Colfax Corp. (a)(c)	1,300	78,325
Cummins, Inc. (a)	1,400	177,772
Deere & Co. (a)	2,700	232,092
Eaton Corp. PLC (a)(b)	2,400	175,416
Fluor Corp. (a)	2,900	220,284
General Dynamics Corp. (a)	2,600	263,406
General Electric Co. (a)	8,500	213,605
Honeywell International, Inc. (a)	2,100	191,583
Joy Global, Inc. (a)	3,400	179,486
Lennox International, Inc. (a)	900	77,904
Lockheed Martin Corp. (a)	1,300	196,183
Masco Corp. (a)	9,400	198,904
Navistar International Corp. (a)(c)	6,400	197,248
Nordson Corp. (a)	2,400	166,368
Pall Corp. (a)	2,500	200,250
Pentair Ltd. (a)(b)	2,300	170,959
Precision Castparts Corp. (a)	700	178,325
Raytheon Co. (a)	2,000	190,140
Rockwell Automation, Inc. (a)	1,600	183,744
Rockwell Collins, Inc (a)	2,371	179,153
Roper Industries, Inc. (a)	1,351	185,411
SolarCity Corp. (a)(c)	3,400	251,906
Terex Corp. (a)	6,000	246,000
Textron, Inc. (a)	5,900	209,450
TransDigm Group, Inc. (a)	1,000	167,030

Trinity Industries, Inc. (a)	3,600	209,628
United Rentals, Inc. (a)(c)	2,700	218,538
United Technologies Corp. (a)	1,900	216,638
Valmont Industries, Inc. (a)	1,100	161,018
Watsco, Inc. (a)	1,900	179,778
WW Grainger, Inc. (a)	700	164,136
		6,931,265
Commercial & Professional Services - 0.1%
Pitney Bowes, Inc (a)	8,600	216,548
The ADT Corp. (a)	4,723	141,879
Waste Management, Inc. (a)	100	4,178
		362,605
Consumer Durables & Apparel - 1.0%
Coach, Inc. (a)	3,600	172,404
D.R. Horton, Inc. (a)	13,900	326,372
Fossil Group, Inc. (a)(c)	2,100	234,843
Garmin Ltd. (a)(b)	3,933	177,181
Harman International Industries, Inc. (a)	2,190	226,512
Lennar Corp. (a)	8,400	337,344
Michael Kors Holdings Ltd. (a)(b)(c)	2,800	223,804
Mohawk Industries, Inc. (a)(c)	1,600	227,488
NIKE, Inc. (a)	2,900	211,265
PulteGroup, Inc. (a)	11,900	241,808
PVH Corp. (a)	1,400	169,218
Ralph Lauren Corp. (a)	1,300	203,957
Standard Pacific Corp. (a)(c)	19,000	167,200
Toll Brothers, Inc. (a)(c)	5,400	198,450
Under Armour, Inc. (a)(c)	3,600	389,196
VF Corp. (a)	5,300	309,785
Whirlpool Corp. (a)	1,400	186,620
Wolverine World Wide, Inc. (a)	5,000	139,500
		4,142,947
Consumer Services - 0.6%
Caesars Entertainment Corp. (a)(c)	8,850	194,789
Chipotle Mexican Grill, Inc. (a)(c)	400	220,784
Darden Restaurants, Inc. (a)	600	29,664
International Game Technology (a)	12,900	186,147
Las Vegas Sands Corp. (a)	2,300	175,996
Marriott International, Inc. (a)	3,701	182,459
McDonald's Corp. (a)	1,900	178,923
MGM Resorts International (a)(c)	8,200	199,752
Panera Bread Co. (a)(c)	1,000	169,070
Sotheby's (a)	3,746	179,508
Starbucks Corp. (a)	2,700	192,024
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,400	179,304
Wynn Resorts Ltd. (a)	1,000	217,420
Yum! Brands, Inc. (a)	2,700	181,305
		2,487,145
Diversified Financials - 0.8%
American Express Co. (a)	2,100	178,542
Bank of America Corp. (a)	10,000	167,500
BlackRock, Inc. (a)	600	180,282
Capital One Financial Corp. (a)	2,500	176,525
Citigroup, Inc. (a)	5,600	265,608
CME Group, Inc. (a)	2,500	186,900
Discover Financial Services (a)	3,300	177,045
Goldman Sachs Group, Inc. (a)	1,500	246,180
JPMorgan Chase & Co. (a)	4,300	238,048
McGraw Hill Financial, Inc. (a)	2,400	182,496

Moody's Corp. (a)	2,200	164,076
Morgan Stanley (a)	6,000	177,060
Northern Trust Corp. (a)	2,900	174,638
State Street Corp. (a)	3,100	207,545
The Bank of New York Mellon Corp. (a)	7,200	230,112
The NASDAQ OMX Group, Inc. (a)	700	26,705
		2,979,262
Energy - 2.3%
Anadarko Petroleum Corp. (a)	2,500	201,725
Apache Corp. (a)	2,900	232,754
Baker Hughes, Inc. (a)	3,400	192,576
Cabot Oil & Gas Corp. (a)	4,800	191,904
Cameron International Corp. (a)(c)	3,000	179,910
Cheniere Energy, Inc. (a)(c)	8,800	386,672
Chesapeake Energy Corp. (a)	7,000	188,370
Chevron Corp. (a)	1,400	156,282
Cobalt International Energy, Inc. (a)(c)	7,300	119,501
Concho Resources, Inc. (a)(c)	1,800	176,022
ConocoPhillips (a)	3,300	214,335
CONSOL Energy, Inc. (a)	4,800	179,280
Continental Resources, Inc. (a)(c)	1,700	187,340
CVR Energy, Inc. (a)	4,700	174,323
Devon Energy Corp. (a)	3,006	178,015
Diamond Offshore Drilling, Inc. (a)	3,225	156,542
Dresser-Rand Group, Inc. (a)(c)	3,100	176,700
Energen Corp. (a)	2,700	190,944
EOG Resources, Inc. (a)	1,600	264,384
EQT Corp. (a)	2,000	185,620
Exxon Mobil Corp. (a)	1,900	175,104
FMC Technologies, Inc. (a)(c)	3,400	168,096
Gulfport Energy Corp. (a)(c)	3,300	201,135
Halliburton Co. (a)	4,500	220,545
Helmerich & Payne, Inc. (a)	2,100	184,884
Hess Corp. (a)	2,500	188,725
HollyFrontier Corp. (a)	5,100	236,130
Kinder Morgan, Inc./DE (a)	5,100	173,451
Marathon Oil Corp. (a)	5,300	173,787
Marathon Petroleum Corp. (a)	2,200	191,510
Nabors Industries Ltd. (a)(b)	11,100	189,588
National Oilwell Varco, Inc. (a)	2,300	172,523
Newfield Exploration Co. (a)(c)	7,600	188,252
Noble Energy, Inc. (a)	2,700	168,291
Occidental Petroleum Corp. (a)	2,200	192,654
Oil States International, Inc. (a)(c)	2,000	187,900
Peabody Energy Corp. (a)	10,600	180,730
Phillips 66 (a)	3,500	255,815
Pioneer Natural Resources Co. (a)	1,100	186,252
Range Resources Corp. (a)	2,200	189,618
Schlumberger Ltd. (a)(b)	2,700	236,439
Seadrill Ltd. (a)(b)	4,800	171,408
Southwestern Energy Co. (a)(c)	5,500	223,795
Tesoro Corp. (a)	3,400	175,168
Valero Energy Corp. (a)	3,800	194,180
Williams Cos., Inc. (a)	5,600	226,744
		8,985,923
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc. (a)	400	27,468
Costco Wholesale Corp. (a)	1,600	179,776
CVS Caremark Corp. (a)	3,500	237,020

Kroger Co. (a)	4,800	173,280
Rite Aid Corp. (a)(c)	20,000	111,000
Safeway, Inc (a)	5,400	168,696
Walgreen Co. (a)	3,100	177,785
Wal-Mart Stores, Inc. (a)	2,700	201,636
Whole Foods Market, Inc. (a)	3,414	178,416
		1,455,077
Food, Beverage & Tobacco - 0.9%
Archer-Daniels-Midland Co. (a)	5,100	201,348
Beam, Inc. (a)	3,200	266,560
Bunge Ltd. (a)(b)	2,600	196,976
Campbell Soup Co. (a)	4,100	168,961
Coca-Cola Enterprises, Inc. (a)	3,900	168,831
Constellation Brands, Inc. (a)(c)	3,700	283,679
General Mills, Inc. (a)	4,200	201,684
Green Mountain Coffee Roasters, Inc. (a)	4,600	372,600
Kraft Foods Group, Inc. (a)	900	47,115
Lorillard, Inc. (a)	4,500	221,490
Mead Johnson Nutrition Co. (a)	2,700	207,603
Mondelez International, Inc. (a)	5,400	176,850
PepsiCo., Inc. (a)	2,100	168,756
Philip Morris International, Inc. (a)	2,200	171,908
The Coca-Cola Co. (a)	5,300	200,446
The Hershey Co. (a)	1,800	178,920
Tyson Foods, Inc (a)	5,001	187,037
		3,420,764
Health Care Equipment & Services - 1.3%
Abbott Laboratories (a)	6,700	245,622
Aetna, Inc. (a)	3,501	239,223
Align Technology, Inc. (a)(c)	3,000	178,260
AmerisourceBergen Corp. (a)	2,600	174,772
Baxter International, Inc. (a)	3,300	225,390
Becton, Dickinson & Co. (a)	1,600	172,992
Boston Scientific Corp. (a)(c)	13,200	178,596
Cardinal Health, Inc. (a)	2,600	176,852
Catamaran Corp. (a)(b)(c)	4,000	194,480
Cerner Corp. (a)(c)	3,400	193,426
Cigna Corp. (a)	2,600	224,406
Community Health Systems, Inc. (a)(c)	4,729	195,845
Cooper Cos., Inc. (a)	1,400	173,992
Covidien PLC (a)(b)	2,600	177,424
C.R. Bard, Inc. (a)	1,310	169,763
Express Scripts Holding Co. (a)(c)	3,300	246,477
HCA Holdings, Inc. (a)(c)	3,698	185,899
Hologic, Inc. (a)(c)	8,200	175,152
Humana, Inc. (a)	2,188	212,893
Intuitive Surgical, Inc. (a)(c)	600	244,548
Laboratory Corp. of America Holdings (a)(c)	1,800	161,694
McKesson Corp. (a)	1,100	191,851
Medtronic, Inc. (a)	3,600	203,616
Quest Diagnostics, Inc (a)	1,500	78,750
St. Jude Medical, Inc. (a)	2,900	176,117
UnitedHealth Group, Inc. (a)	2,583	186,699
WellPoint, Inc. (a)	2,100	180,600
		5,165,339
Household & Personal Products - 0.4%
Colgate-Palmolive Co. (a)	2,700	165,321
Energizer Holdings, Inc. (a)	1,600	151,200
Herbalife Ltd. (a)(b)	5,700	366,909

Kimberly-Clark Corp. (a)	1,700	185,929
Nu Skin Enterprises, Inc. (a)	2,300	195,845
The Clorox Co. (a)	1,900	167,713
The Estee Lauder Cos., Inc. (a)	2,400	164,976
The Procter & Gamble Co. (a)	2,400	183,888
		1,581,781
Insurance - 0.6%
Aflac, Inc. (a)	3,600	226,008
American International Group, Inc. (a)	4,500	215,820
AmTrust Financial Services, Inc. (a)	4,600	148,488
Assured Guaranty Ltd. (a)(b)	8,800	186,120
Berkshire Hathaway, Inc. (a)(c)	1,400	156,240
Chubb Corp. (a)	1,900	160,626
Hartford Financial Services Group, Inc. (a)	5,017	166,815
Lincoln National Corp. (a)	3,400	163,302
MBIA, Inc. (a)(c)	17,600	192,544
MetLife, Inc. (a)	3,500	171,675
Prudential Financial, Inc. (a)	2,900	244,731
The Allstate Corp. (a)	3,300	168,960
		2,201,329
Materials - 1.5%
Air Products & Chemicals, Inc. (a)	1,700	178,738
Alcoa, Inc. (a)	22,300	256,673
Allegheny Technologies, Inc. (a)	5,300	166,632
Ashland, Inc. (a)	1,900	176,339
Avery Dennison Corp. (a)	4,100	202,007
Celanese Corp. (a)	3,441	174,252
CF Industries Holdings, Inc. (a)	1,800	415,548
Cliffs Natural Resources, Inc. (a)	13,100	253,092
Crown Holdings, Inc. (a)(c)	4,100	168,510
Cytec Industries, Inc. (a)	1,911	171,933
Eagle Materials, Inc. (a)	2,900	228,375
Eastman Chemical Co. (a)	2,900	226,084
Ecolab, Inc. (a)	1,600	160,864
EI Du Pont de Nemours & Co. (a)	3,600	219,636
FMC Corp. (a)	2,400	169,512
Freeport-McMoRan Copper & Gold, Inc. (a)	6,300	204,183
Huntsman Corp. (a)	9,800	214,816
International Paper Co. (a)	4,400	210,056
LyondellBasell Industries NV (a)(b)	2,394	188,551
Monsanto Co. (a)	2,200	234,410
Mosaic Co. (a)	7,300	326,018
Newmont Mining Corp. (a)	10,900	235,440
Nucor Corp. (a)	4,300	207,905
Southern Copper Corp. (a)	6,900	193,062
The Dow Chemical Co. (a)	5,700	259,407
The Sherwin-Williams Co. (a)	1,000	183,260
United States Steel Corp. (a)	7,156	186,843
WR Grace & Co. (a)(c)	2,400	226,368
		6,038,514
Media - 0.6%
Charter Communications, Inc. (a)(c)	1,400	191,800
Comcast Corp. (a)	3,600	196,020
DIRECTV (a)(c)	3,600	249,948
Discovery Communications, Inc. (a)(c)	2,400	191,472
DISH Network Corp. (a)(c)	5,500	310,090
Gannett Co., Inc. (a)	5,959	164,051
Interpublic Group of Cos., Inc. (a)	6,000	97,920
Lamar Advertising Co. (a)(c)	3,600	175,176

Omnicom Group, Inc. (a)	2,727	197,926
The Walt Disney Co. (a)	3,100	225,091
Time Warner Cable, Inc (a)	1,400	186,578
Time Warner, Inc. (a)	2,700	169,641
Viacom, Inc. (a)	2,500	205,250
		2,560,963
Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
AbbVie, Inc. (a)	3,300	162,459
Actavis PLC (a)(b)(c)	1,500	283,470
Aegerion Pharmaceuticals, Inc. (a)(c)	2,700	161,946
Agilent Technologies, Inc. (a)	4,100	238,415
Alexion Pharmaceuticals, Inc. (a)(c)	1,700	269,841
Alkermes PLC (a)(b)(c)	4,300	209,324
Allergan, Inc./United States (a)	1,800	206,280
Alnylam Pharmaceuticals, Inc. (a)(c)	3,199	267,628
Amgen, Inc. (a)	3,100	368,745
Biogen Idec, Inc. (a)(c)	900	281,376
Biomarin Pharmaceutical, Inc. (a)(c)	3,000	206,640
Bristol-Myers Squibb Co. (a)	3,600	179,892
Celgene Corp. (a)(c)	1,300	197,509
Cubist Pharmaceuticals, Inc. (a)(c)	2,800	204,652
Eli Lilly & Co. (a)	3,100	167,431
Endo Health Solutions, Inc. (a)(c)	2,857	188,219
Forest Laboratories, Inc. (a)(c)	3,200	212,160
Gilead Sciences, Inc. (a)(c)	2,600	209,690
Illumina, Inc. (a)(c)	2,600	395,200
Incyte Corp. Ltd. (a)(c)	3,800	248,976
Jazz Pharmaceuticals PLC (a)(b)(c)	1,560	236,590
Johnson & Johnson (a)	2,000	176,940
Medivation, Inc. (a)(c)	3,600	286,560
Merck & Co., Inc. (a)	4,500	238,365
Mylan, Inc. (a)(c)	4,100	186,181
Perrigo Co. PLC (a)(b)	1,200	186,792
Pfizer, Inc. (a)	5,800	176,320
Pharmacyclics, Inc. (a)(c)	1,800	239,526
Questcor Pharmaceuticals, Inc. (a)	3,900	261,339
Regeneron Pharmaceuticals, Inc. (a)(c)	700	202,013
Theravance, Inc. (a)(c)	4,900	180,418
Thermo Fisher Scientific, Inc. (a)	1,700	195,738
Vertex Pharmaceuticals, Inc. (a)(c)	2,200	173,888
Zoetis, Inc. (a)	6,000	182,160
		7,582,683
Real Estate - 0.1%
Howard Hughes Corp. (a)(c)	1,800	224,586
Retailing - 2.0%
Abercrombie & Fitch Co. (a)	5,900	208,742
Advance Auto Parts, Inc. (a)	1,500	172,215
Amazon.com, Inc. (a)(c)	700	251,083
American Eagle Outfitters, Inc. (a)	8,900	120,417
AutoZone, Inc. (a)(c)	500	247,530
Bed Bath & Beyond, Inc. (a)(c)	2,800	178,780
Best Buy Co., Inc. (a)	4,700	110,638
Cabela's, Inc. (a)(c)	2,700	180,522
CarMax, Inc. (a)(c)	1,200	54,132
Dillard's, Inc. (a)	2,088	182,283
Dollar General Corp. (a)(c)	3,900	219,648
Dollar Tree, Inc. (a)(c)	3,400	171,768
DSW, Inc. (a)	4,700	176,955
Expedia, Inc. (a)	5,000	324,900

Family Dollar Stores, Inc. (a)	3,000	185,460
GameStop Corp. (a)	4,725	165,706
Genuine Parts Co. (a)	1,800	148,050
GNC Holdings, Inc. (a)	3,800	194,218
Groupon, Inc. (a)(c)	14,200	148,532
J.C. Penney Co., Inc. (a)(c)	6,700	39,664
L Brands, Inc. (a)	3,401	178,076
LKQ Corp. (a)(c)	7,000	189,490
Lowe's Cos., Inc. (a)	4,900	226,821
Lumber Liquidators Holdings, Inc. (a)(c)	2,000	177,980
Macy's, Inc. (a)	5,500	292,600
Netflix, Inc. (a)(c)	1,400	573,062
Nordstrom, Inc (a)	2,900	166,605
O'Reilly Automotive, Inc (a)(c)	934	122,335
PetSmart, Inc. (a)	2,700	170,100
priceline.com, Inc. (a)(c)	200	228,978
Ross Stores, Inc (a)	2,600	176,566
Sears Holdings Corp. (a)(c)	4,900	178,213
Signet Jewelers Ltd. (a)(b)	2,200	175,010
Staples, Inc. (a)	11,600	152,656
Target Corp. (a)	3,400	192,576
The Gap, Inc. (a)	5,000	190,400
The Home Depot, Inc. (a)	2,300	176,755
Tiffany & Co. (a)	2,900	241,251
TripAdvisor, Inc. (a)(c)	3,500	270,165
Urban Outfitters, Inc. (a)(c)	4,900	175,518
		7,736,400
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)(c)	46,969	161,104
Analog Devices, Inc. (a)	700	33,789
Applied Materials, Inc. (a)	10,200	171,564
Avago Technologies Ltd. (a)	3,800	207,632
Broadcom Corp. (a)	9,000	267,840
Cree, Inc. (a)(c)	2,900	175,218
First Solar, Inc. (a)(c)	6,600	333,828
Intel Corp. (a)	7,600	186,504
Linear Technology Corp. (a)	4,300	191,522
Marvell Technology Group Ltd. (a)(b)	12,700	189,611
Micron Technology, Inc. (a)(c)	8,400	193,536
NVIDIA Corp. (a)	12,100	189,970
Skyworks Solutions, Inc (a)(c)	6,300	190,575
Texas Instruments, Inc. (a)	4,100	173,840
Xilinx, Inc. (a)	4,000	185,680
		2,852,213
Software & Services - 2.6%
Accenture PLC (a)(b)	2,800	223,664
Activision Blizzard, Inc. (a)	10,600	181,578
Adobe Systems, Inc. (a)(c)	3,300	195,327
Akamai Technologies, Inc. (a)(c)	4,600	219,328
Alliance Data Systems Corp. (a)(c)	700	167,762
ANSYS, Inc. (a)(c)	2,200	172,766
Autodesk, Inc. (a)(c)	4,400	225,500
Automatic Data Processing, Inc. (a)	2,200	168,520
Cognizant Technology Solutions Corp. (a)(c)	1,800	174,456
CommVault Systems, Inc. (a)(c)	2,608	180,134
Computer Sciences Corp. (a)	3,400	205,394
Concur Technologies, Inc. (a)(c)	1,900	230,546
eBay, Inc. (a)(c)	3,700	196,840
Electronic Arts, Inc. (a)(c)	6,900	182,160

Equinix, Inc. (a)(c)	1,000	185,200
Facebook, Inc. (a)(c)	8,200	513,074
FactSet Research Systems, Inc. (a)	1,710	180,867
Fidelity National Information Services, Inc. (a)	600	30,420
Fiserv, Inc. (a)(c)	3,200	179,360
FleetCor Technologies, Inc. (a)(c)	1,600	170,112
Google, Inc. (a)(c)	300	354,291
Guidewire Software, Inc. (a)(c)	3,791	178,973
Informatica Corp. (a)(c)	4,400	177,584
International Business Machines Corp. (a)	1,100	194,348
Jack Henry & Associates, Inc. (a)	500	27,890
LinkedIn Corp. (a)(c)	1,700	365,857
MasterCard, Inc. (a)	4,000	302,720
Microsoft Corp. (a)	4,900	185,465
NetSuite, Inc. (a)(c)	2,000	210,360
Oracle Corp. (a)	4,800	177,120
Pandora Media, Inc. (a)(c)	9,500	342,665
Rackspace Hosting, Inc. (a)(c)	5,300	192,973
Salesforce.com, Inc. (a)(c)	3,500	211,855
ServiceNow, Inc. (a)(c)	3,500	222,005
Splunk, Inc. (a)(c)	2,769	213,296
Symantec Corp. (a)	9,300	199,113
Tableau Software, Inc. (a)(c)	2,700	218,214
Teradata Corp. (a)(c)	4,400	180,928
TIBCO Software, Inc. (a)(c)	8,613	183,371
VeriSign, Inc. (a)(c)	3,100	182,125
Visa, Inc. (a)	1,800	387,774
VMware, Inc. (a)(c)	4,300	387,602
Workday, Inc. (a)(c)	2,205	197,436
Yahoo!, Inc. (a)(c)	10,700	385,414
Yelp, Inc. (a)(c)	3,300	250,635
Zillow, Inc. (a)(c)	2,800	229,880
Zynga, Inc. (a)(c)	4,000	17,600
		10,160,502
Technology Hardware & Equipment - 1.0%
3D Systems Corp. (a)(c)	2,300	178,779
Amphenol Corp. (a)	2,100	182,448
Apple, Inc. (a)	600	300,360
Brocade Communications Systems, Inc. (a)(c)	4,200	39,228
Ciena Corp. (a)(c)	6,511	151,902
Cisco Systems, Inc. (a)	8,300	181,853
Corning, Inc. (a)	11,000	189,310
EMC Corp. (a)	7,700	186,648
F5 Networks, Inc. (a)(c)	2,300	246,100
Hewlett-Packard Co. (a)	6,200	179,800
JDS Uniphase Corp. (a)(c)	6,000	79,740
Juniper Networks, Inc. (a)(c)	8,700	231,507
Motorola Solutions, Inc. (a)	3,400	216,920
NCR Corp. (a)(c)	5,000	175,950
NetApp, Inc. (a)	6,000	254,040
Palo Alto Networks, Inc. (a)(c)	4,000	237,800
QUALCOMM, Inc. (a)	2,400	178,128
SanDisk Corp. (a)	3,000	208,650
Stratasys Ltd. (a)(b)(c)	2,000	241,120
Western Digital Corp. (a)	5,300	456,701
		4,116,984
Telecommunication Services - 0.2%
AT&T, Inc. (a)	5,300	176,596
T-Mobile US, Inc. (a)	8,800	269,016

Verizon Communications, Inc. (a)	3,800	182,476
		628,088
Transportation - 0.7%
Alaska Air Group, Inc. (a)	3,200	253,024
American Airlines Group, Inc. (a)(c)	5,900	197,945
Avis Budget Group, Inc. (a)(c)	5,200	196,092
Copa Holdings SA (a)(b)	1,238	161,807
CSX Corp. (a)	1,600	43,056
Delta Air Lines, Inc. (a)	6,600	202,026
FedEx Corp. (a)	1,400	186,648
Hertz Global Holdings, Inc. (a)(c)	7,000	182,140
J.B. Hunt Transport Services, Inc. (a)	2,300	172,615
Kansas City Southern (a)	1,700	179,503
Norfolk Southern Corp. (a)	2,000	185,180
Union Pacific Corp. (a)	1,800	313,632
United Continental Holdings, Inc. (a)(c)	6,500	297,960
United Parcel Service, Inc. (a)	1,800	171,414
		2,743,042
Utilities - 0.4%
CenterPoint Energy, Inc. (a)	7,900	184,860
Dominion Resources, Inc. (a)	2,600	176,566
Duke Energy Corp. (a)	2,600	183,612
FirstEnergy Corp. (a)	5,700	179,493
NextEra Energy, Inc. (a)	2,000	183,860
ONEOK, Inc. (a)	7,300	499,977
Sempra Energy (a)	2,100	194,691
The Southern Co. (a)	3,600	148,464
		1,751,523
TOTAL COMMON STOCKS (Cost $83,704,522)		89,339,710

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
American Capital Agency Corp. (a)	9,300	194,835
American Tower Corp. (a)	2,400	194,112
Annaly Capital Management, Inc. (a)	12,600	135,702
AvalonBay Communities, Inc. (a)	1,500	185,250
Boston Properties, Inc. (a)	1,800	194,562
CommonWealth REIT (a)	7,000	172,060
Crown Castle International Corp. (a)(c)	2,500	177,400
Digital Realty Trust, Inc. (a)	3,500	178,465
Equity Residential (a)	3,300	182,754
Health Care REIT, Inc. (a)	3,300	191,136
Prologis, Inc. (a)	800	31,008
Public Storage (a)	1,000	157,590
Simon Property Group, Inc. (a)	1,400	216,776
Vornado Realty Trust (a)	2,000	183,660
Weyerhaeuser Co. (a)	4,100	122,508
		2,517,818
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,510,677)		2,517,818

INVESTMENT COMPANY - 0.0%
Closed-End Mutual Fund - 0.0%
American Capital Ltd. (c)	800	12,488
TOTAL INVESTMENT COMPANY (Cost $10,745)		12,488

RIGHTS - 0.0%
Health Care Equipment & Services - 0.0%
Community Health Systems, Inc.	1,000	40
TOTAL RIGHTS (Cost $0)		40

	Principal
	Amount
SHORT-TERM INVESTMENTS - 77.3%
U.S. Treasury Bills - 77.3%
0.000%, 02/06/2014(d)(e)	$40,000,000	40,000,000
0.012%, 02/13/2014(d)(e)	36,400,000	36,399,848
0.020%, 02/20/2014(d)(e)	48,250,000	48,249,497
0.015%, 02/27/2014(d)(e)	55,750,000	55,749,396
0.015%, 03/06/2014(d)(e)	44,500,000	44,499,388
0.015%, 03/13/2014(d)(e)	40,000,000	39,999,333
0.045%, 03/20/2014(d)(e)	39,000,000	38,997,709
		303,895,171
TOTAL SHORT-TERM INVESTMENTS (Cost $303,895,171)		303,895,171

TOTAL INVESTMENTS (Cost $390,121,115) - 100.7%		395,765,227
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(2,679,366)
TOTAL NET ASSETS - 100.0%		$393,085,861

Percentages are stated as a percent of net assets.
PLC Public Limited Company

(a) All or a portion of this security may be subject to call options written.
(b) Foreign issued security. Total foreign securities are $5,129,965 which represents 1.3% of net assets.
(c) Non-income producing security.
(d) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(e) All or portion of this security is held as collateral for put options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a Service Mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND
Written Options as of January 31, 2014 (Unaudited)
		Fair
DESCRIPTION	Contracts	Value
CALL OPTIONS
3D Systems Corp., Expires 02/07/2014, Strike Price $90.00	7	$ 154
3D Systems Corp., Expires 02/07/2014, Strike Price $93.00	4	60
3D Systems Corp., Expires 02/07/2014, Strike Price $97.00	11	121
Abbott Laboratories, Expires 02/07/2014, Strike Price $38.00	8	24
Abbott Laboratories, Expires 02/22/2014, Strike Price $39.00	40	240
Accenture PLC, Expires 02/07/2014, Strike Price $83.00	1	5
Accenture PLC, Expires 02/07/2014, Strike Price $85.00	21	53
Adobe Systems, Inc., Expires 02/22/2014, Strike Price $65.00	25	225
Adobe Systems, Inc., Expires 02/22/2014, Strike Price $67.50	5	20
Air Products & Chemicals, Inc., Expires 02/22/2014, Strike Price $120.00	11	165
Air Products & Chemicals, Inc., Expires 02/22/2014, Strike Price $125.00	6	60
Alaska Air Group, Inc., Expires 02/22/2014, Strike Price $85.00	6	285
Alaska Air Group, Inc., Expires 02/22/2014, Strike Price $90.00	16	240
Alcoa, Inc., Expires 02/22/2014, Strike Price $13.00	9	81
Alcoa, Inc., Expires 02/22/2014, Strike Price $14.00	119	476
American Airlines Group, Inc., Expires 02/07/2014, Strike Price $36.50	20	150
American Airlines Group, Inc., Expires 02/14/2014, Strike Price $38.00	24	180
American Airlines Group, Inc., Expires 02/22/2014, Strike Price $38.00	8	80
American Express Co., Expires 02/07/2014, Strike Price $92.00	4	12
American Express Co., Expires 02/07/2014, Strike Price $94.00	3	8
American Express Co., Expires 02/07/2014, Strike Price $96.00	3	5
American Express Co., Expires 02/07/2014, Strike Price $97.00	3	5
American Express Co., Expires 02/14/2014, Strike Price $92.00	4	36
American Express Co., Expires 02/14/2014, Strike Price $94.00	2	8
American Express Co., Expires 02/22/2014, Strike Price $92.50	1	12
American International Group, Inc., Expires 02/07/2014, Strike Price $50.00	23	299
American International Group, Inc., Expires 02/07/2014, Strike Price $51.00	7	25
American International Group, Inc., Expires 02/07/2014, Strike Price $54.00	1	3
American International Group, Inc., Expires 02/07/2014, Strike Price $55.00	5	5
American Tower Corp., Expires 02/07/2014, Strike Price $85.00	5	25
American Tower Corp., Expires 02/07/2014, Strike Price $88.00	11	28
American Tower Corp., Expires 02/14/2014, Strike Price $85.00	5	63
AmerisourceBergen Corp., Expires 02/22/2014, Strike Price $70.00	26	715
Amphenol Corp., Expires 02/22/2014, Strike Price $95.00	21	158
ANSYS, Inc., Expires 02/22/2014, Strike Price $85.00	22	715
Apache Corp., Expires 02/07/2014, Strike Price $83.00	8	192
Apache Corp., Expires 02/07/2014, Strike Price $84.00	5	65
Apache Corp., Expires 02/07/2014, Strike Price $87.00	8	24
Apple, Inc., Expires 02/07/2014, Strike Price $525.00	2	108
Apple, Inc., Expires 02/07/2014, Strike Price $530.00	1	38
Apple, Inc., Expires 02/07/2014, Strike Price $537.50	1	30
Apple, Inc., Expires 02/22/2014, Strike Price $550.00	1	69
Ashland, Inc., Expires 02/22/2014, Strike Price $105.00	19	238
Assured Guaranty Ltd., Expires 02/22/2014, Strike Price $23.00	2	43
Assured Guaranty Ltd., Expires 02/22/2014, Strike Price $24.00	1	11
Assured Guaranty Ltd., Expires 02/22/2014, Strike Price $25.00	85	638
AT&T, Inc., Expires 02/14/2014, Strike Price $34.50	45	360
AT&T, Inc., Expires 02/14/2014, Strike Price $35.00	8	28
Autodesk, Inc., Expires 02/22/2014, Strike Price $55.00	27	837
Autodesk, Inc., Expires 02/22/2014, Strike Price $60.00	7	42
AutoZone, Inc., Expires 02/22/2014, Strike Price $550.00	1	25
AutoZone, Inc., Expires 02/22/2014, Strike Price $560.00	4	50
Avago Technologies Ltd., Expires 02/22/2014, Strike Price $60.00	32	480
AvalonBay Communities, Inc., Expires 02/22/2014, Strike Price $130.00	14	210
Baker Hughes, Inc., Expires 02/07/2014, Strike Price $59.50	3	45
Baker Hughes, Inc., Expires 02/07/2014, Strike Price $60.00	22	220
Baker Hughes, Inc., Expires 02/14/2014, Strike Price $60.00	5	135
Baker Hughes, Inc., Expires 02/22/2014, Strike Price $60.00	1	34
Bank of America Corp., Expires 02/07/2014, Strike Price $17.00	10	135
Bank of America Corp., Expires 02/07/2014, Strike Price $17.50	40	180
Bank of America Corp., Expires 02/14/2014, Strike Price $17.50	13	124
Bank of America Corp., Expires 02/14/2014, Strike Price $18.00	10	40
Bank of America Corp., Expires 02/22/2014, Strike Price $18.00	10	65
Baxter International, Inc., Expires 02/07/2014, Strike Price $70.00	6	63
Baxter International, Inc., Expires 02/07/2014, Strike Price $70.50	2	11
Baxter International, Inc., Expires 02/07/2014, Strike Price $71.00	4	10
Baxter International, Inc., Expires 02/14/2014, Strike Price $70.50	6	87
Baxter International, Inc., Expires 02/14/2014, Strike Price $71.00	8	76
Baxter International, Inc., Expires 02/14/2014, Strike Price $71.50	1	6
BB & T Corp., Expires 02/22/2014, Strike Price $39.00	2	16
BB & T Corp., Expires 02/22/2014, Strike Price $40.00	10	30
Bed Bath & Beyond, Inc., Expires 02/22/2014, Strike Price $75.00	28	70
BlackRock, Inc., Expires 02/22/2014, Strike Price $350.00	3	38
BlackRock, Inc., Expires 02/22/2014, Strike Price $360.00	3	38
Boeing Co., Expires 02/07/2014, Strike Price $130.00	6	282
Boeing Co., Expires 02/07/2014, Strike Price $131.00	6	180
Boeing Co., Expires 02/07/2014, Strike Price $132.00	3	66
Boeing Co., Expires 02/14/2014, Strike Price $132.00	3	186
Boeing Co., Expires 02/14/2014, Strike Price $133.00	1	39
Boeing Co., Expires 02/22/2014, Strike Price $135.00	1	43
Boston Properties, Inc., Expires 02/22/2014, Strike Price $115.00	9	315
Boston Properties, Inc., Expires 02/22/2014, Strike Price $120.00	1	15
Boston Properties, Inc., Expires 02/22/2014, Strike Price $125.00	6	30
Bristol-Myers Squibb Co., Expires 02/07/2014, Strike Price $53.50	12	36
Bristol-Myers Squibb Co., Expires 02/14/2014, Strike Price $53.50	6	72
Bristol-Myers Squibb Co., Expires 02/14/2014, Strike Price $55.00	10	35
Bristol-Myers Squibb Co., Expires 02/22/2014, Strike Price $55.00	6	60
Bristol-Myers Squibb Co., Expires 02/22/2014, Strike Price $57.50	1	4
Caesars Entertainment Corp., Expires 02/07/2014, Strike Price $23.00	5	105
Caesars Entertainment Corp., Expires 02/07/2014, Strike Price $24.00	4	20
Caesars Entertainment Corp., Expires 02/07/2014, Strike Price $25.00	20	100
Caesars Entertainment Corp., Expires 02/07/2014, Strike Price $26.00	1	12
Caesars Entertainment Corp., Expires 02/07/2014, Strike Price $27.00	30	375
Caesars Entertainment Corp., Expires 02/14/2014, Strike Price $25.00	4	40
Caesars Entertainment Corp., Expires 02/22/2014, Strike Price $25.00	20	420
Capital One Financial Corp., Expires 02/22/2014, Strike Price $75.00	4	64
Capital One Financial Corp., Expires 02/22/2014, Strike Price $77.50	1	5
Capital One Financial Corp., Expires 02/22/2014, Strike Price $80.00	20	40
CarMax, Inc., Expires 02/22/2014, Strike Price $50.00	12	60
Catamaran Corp., Expires 02/22/2014, Strike Price $55.00	35	175
Caterpillar, Inc., Expires 02/07/2014, Strike Price $97.00	3	129
Caterpillar, Inc., Expires 02/14/2014, Strike Price $98.00	13	657
Caterpillar, Inc., Expires 02/14/2014, Strike Price $99.00	3	111
CBOE S&P 500, Expires 02/07/2014, Strike Price $1820.00	325	86,125
Celanese Corp., Expires 02/22/2014, Strike Price $55.00	24	300
Celanese Corp., Expires 02/22/2014, Strike Price $57.50	10	100
CenterPoint Energy, Inc., Expires 02/22/2014, Strike Price $25.00	77	962
CF Industries Holdings, Inc., Expires 02/07/2014, Strike Price $245.00	2	60
CF Industries Holdings, Inc., Expires 02/07/2014, Strike Price $250.00	2	24
CF Industries Holdings, Inc., Expires 02/14/2014, Strike Price $255.00	2	66
CF Industries Holdings, Inc., Expires 02/14/2014, Strike Price $260.00	2	46
Cheniere Energy, Inc., Expires 02/07/2014, Strike Price $47.00	6	138
Cheniere Energy, Inc., Expires 02/07/2014, Strike Price $47.50	6	102
Cheniere Energy, Inc., Expires 02/07/2014, Strike Price $50.00	8	56
Cheniere Energy, Inc., Expires 02/07/2014, Strike Price $51.00	9	63
Cheniere Energy, Inc., Expires 02/07/2014, Strike Price $52.00	10	90
Cheniere Energy, Inc., Expires 02/14/2014, Strike Price $50.00	1	19
Chesapeake Energy Corp., Expires 02/07/2014, Strike Price $27.50	5	243
Chesapeake Energy Corp., Expires 02/07/2014, Strike Price $28.50	19	380
Chesapeake Energy Corp., Expires 02/07/2014, Strike Price $29.00	16	192
Chesapeake Energy Corp., Expires 02/07/2014, Strike Price $29.50	24	192
Chesapeake Energy Corp., Expires 02/14/2014, Strike Price $29.00	1	22
Chicago Bridge & Iron Co., Expires 02/22/2014, Strike Price $87.50	2	20
Chicago Bridge & Iron Co., Expires 02/22/2014, Strike Price $90.00	21	158
Cisco Systems, Inc., Expires 02/07/2014, Strike Price $22.50	2	12
Cisco Systems, Inc., Expires 02/07/2014, Strike Price $24.00	58	29
CIT Group, Inc., Expires 02/22/2014, Strike Price $50.00	38	684
Citigroup, Inc., Expires 02/07/2014, Strike Price $52.00	1	3
Citigroup, Inc., Expires 02/07/2014, Strike Price $53.00	7	14
Citigroup, Inc., Expires 02/07/2014, Strike Price $53.50	6	12
Citigroup, Inc., Expires 02/07/2014, Strike Price $57.00	6	9
Citigroup, Inc., Expires 02/14/2014, Strike Price $51.00	6	96
Citigroup, Inc., Expires 02/14/2014, Strike Price $51.50	6	78
Citigroup, Inc., Expires 02/14/2014, Strike Price $52.50	2	16
Citigroup, Inc., Expires 02/14/2014, Strike Price $53.00	1	6
Citigroup, Inc., Expires 02/22/2014, Strike Price $57.50	2	4
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $21.00	16	256
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $21.50	51	586
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $22.50	3	12
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $24.00	1	1
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $24.50	1	1
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $25.50	1	1
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $26.00	2	3
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $26.50	12	18
Cliffs Natural Resources, Inc., Expires 02/07/2014, Strike Price $27.00	13	19
Coach, Inc., Expires 02/07/2014, Strike Price $51.00	1	5
Coach, Inc., Expires 02/07/2014, Strike Price $52.00	35	175
Cobalt International Energy, Inc., Expires 02/22/2014, Strike Price $20.00	60	300
Comcast Corp., Expires 02/07/2014, Strike Price $57.00	5	32
Comcast Corp., Expires 02/14/2014, Strike Price $57.00	3	57
Comcast Corp., Expires 02/14/2014, Strike Price $58.00	25	237
CommVault Systems, Inc., Expires 02/22/2014, Strike Price $80.00	17	425
CommVault Systems, Inc., Expires 02/22/2014, Strike Price $82.50	8	136
Continental Resources, Inc., Expires 02/22/2014, Strike Price $50.00	38	190
Continental Resources, Inc., Expires 02/22/2014, Strike Price $125.00	8	240
Continental Resources, Inc., Expires 02/22/2014, Strike Price $130.00	8	80
Cooper Cos., Inc., Expires 02/22/2014, Strike Price $135.00	1	50
Cooper Cos., Inc., Expires 02/22/2014, Strike Price $140.00	13	1,072
Corning, Inc., Expires 02/07/2014, Strike Price $18.50	10	20
Corning, Inc., Expires 02/14/2014, Strike Price $18.50	33	116
Corning, Inc., Expires 02/22/2014, Strike Price $19.00	10	40
Costco Wholesale Corp., Expires 02/07/2014, Strike Price $118.00	3	18
Costco Wholesale Corp., Expires 02/07/2014, Strike Price $123.00	2	11
Costco Wholesale Corp., Expires 02/07/2014, Strike Price $124.00	2	12
Costco Wholesale Corp., Expires 02/14/2014, Strike Price $117.00	6	108
Costco Wholesale Corp., Expires 02/14/2014, Strike Price $118.00	3	39
Covidien PLC, Expires 02/22/2014, Strike Price $72.50	26	130
Cree, Inc., Expires 02/07/2014, Strike Price $67.00	6	54
Cree, Inc., Expires 02/07/2014, Strike Price $67.50	10	70
Cree, Inc., Expires 02/07/2014, Strike Price $68.50	5	15
Cree, Inc., Expires 02/07/2014, Strike Price $71.00	1	1
Cree, Inc., Expires 02/14/2014, Strike Price $69.00	5	85
Cree, Inc., Expires 02/14/2014, Strike Price $69.50	1	8
Crown Castle International Corp., Expires 02/22/2014, Strike Price $75.00	21	683
Crown Castle International Corp., Expires 02/22/2014, Strike Price $77.50	4	50
CVR Energy, Inc., Expires 02/22/2014, Strike Price $42.50	9	90
CVR Energy, Inc., Expires 02/22/2014, Strike Price $47.50	38	570
Darden Restaurants, Inc., Expires 02/22/2014, Strike Price $55.00	6	30
Deere & Co., Expires 02/07/2014, Strike Price $89.00	3	36
Deere & Co., Expires 02/07/2014, Strike Price $90.00	18	90
Delta Air Lines, Inc., Expires 02/07/2014, Strike Price $32.50	9	99
Delta Air Lines, Inc., Expires 02/07/2014, Strike Price $35.00	1	1
Delta Air Lines, Inc., Expires 02/07/2014, Strike Price $36.00	25	25
Delta Air Lines, Inc., Expires 02/14/2014, Strike Price $33.00	9	171
Delta Air Lines, Inc., Expires 02/22/2014, Strike Price $34.00	11	203
Delta Air Lines, Inc., Expires 02/22/2014, Strike Price $36.00	2	12
Devon Energy Corp., Expires 02/07/2014, Strike Price $61.00	10	280
Devon Energy Corp., Expires 02/07/2014, Strike Price $63.00	10	50
Devon Energy Corp., Expires 02/07/2014, Strike Price $63.50	5	15
Devon Energy Corp., Expires 02/07/2014, Strike Price $64.00	4	12
Digital Realty Trust, Inc., Expires 02/22/2014, Strike Price $55.00	35	437
Dillards's, Inc., Expires 02/22/2014, Strike Price $100.00	17	170
Dillards's, Inc., Expires 02/22/2014, Strike Price $105.00	3	22
Discover Financial Services, Expires 02/22/2014, Strike Price $60.00	33	247
DISH Network Corp., Expires 02/07/2014, Strike Price $59.00	8	300
DISH Network Corp., Expires 02/07/2014, Strike Price $61.00	5	125
DISH Network Corp., Expires 02/07/2014, Strike Price $62.00	5	125
DISH Network Corp., Expires 02/07/2014, Strike Price $63.00	2	50
DISH Network Corp., Expires 02/07/2014, Strike Price $66.00	1	20
DISH Network Corp., Expires 02/14/2014, Strike Price $60.50	6	210
DISH Network Corp., Expires 02/14/2014, Strike Price $61.50	1	25
DISH Network Corp., Expires 02/14/2014, Strike Price $62.00	5	100
Dollar General Corp., Expires 02/07/2014, Strike Price $63.00	1	12
Dollar General Corp., Expires 02/07/2014, Strike Price $63.50	5	62
Dollar General Corp., Expires 02/07/2014, Strike Price $65.00	10	125
Dollar General Corp., Expires 02/07/2014, Strike Price $68.00	1	12
Dollar General Corp., Expires 02/07/2014, Strike Price $70.00	5	50
Dollar General Corp., Expires 02/14/2014, Strike Price $61.50	9	270
Dollar Tree, Inc., Expires 02/22/2014, Strike Price $57.50	23	172
Dollar Tree, Inc., Expires 02/22/2014, Strike Price $60.00	6	30
Dollar Tree, Inc., Expires 02/22/2014, Strike Price $62.50	5	25
DR Horton, Inc., Expires 02/07/2014, Strike Price $25.00	17	136
DR Horton, Inc., Expires 02/14/2014, Strike Price $25.50	31	403
DR Horton, Inc., Expires 02/14/2014, Strike Price $26.50	10	60
DR Horton, Inc., Expires 02/14/2014, Strike Price $27.00	20	90
Dresser-Rand Group, Inc., Expires 02/22/2014, Strike Price $65.00	31	387
DSW, Inc., Expires 02/22/2014, Strike Price $40.00	45	675
DSW, Inc., Expires 02/22/2014, Strike Price $45.00	2	25
eBay, Inc., Expires 02/07/2014, Strike Price $57.50	15	45
eBay, Inc., Expires 02/07/2014, Strike Price $58.00	10	25
eBay, Inc., Expires 02/07/2014, Strike Price $58.50	5	10
eBay, Inc., Expires 02/07/2014, Strike Price $60.00	1	1
eBay, Inc., Expires 02/14/2014, Strike Price $57.50	1	9
eBay, Inc., Expires 02/22/2014, Strike Price $62.50	1	2
Ecolab, Inc., Expires 02/22/2014, Strike Price $110.00	16	200
EI Du Pont de Nemours & Co., Expires 02/14/2014, Strike Price $65.00	5	42
EI Du Pont de Nemours & Co., Expires 02/14/2014, Strike Price $65.50	18	117
EI Du Pont de Nemours & Co., Expires 02/14/2014, Strike Price $66.00	5	27
Electronic Arts, Inc., Expires 02/07/2014, Strike Price $28.00	10	75
Electronic Arts, Inc., Expires 02/14/2014, Strike Price $29.00	47	399
Electronic Arts, Inc., Expires 02/22/2014, Strike Price $30.00	10	70
EMC Corp., Expires 02/22/2014, Strike Price $26.00	7	49
Endo Health Solutions, Inc., Expires 02/22/2014, Strike Price $75.00	5	100
Endo Health Solutions, Inc., Expires 02/22/2014, Strike Price $80.00	23	287
EOG Resources, Inc., Expires 02/07/2014, Strike Price $177.50	2	52
EOG Resources, Inc., Expires 02/07/2014, Strike Price $185.00	2	21
EOG Resources, Inc., Expires 02/14/2014, Strike Price $180.00	2	106
EOG Resources, Inc., Expires 02/14/2014, Strike Price $185.00	5	120
EOG Resources, Inc., Expires 02/14/2014, Strike Price $190.00	3	36
EOG Resources, Inc., Expires 02/22/2014, Strike Price $190.00	1	25
Equinix, Inc., Expires 02/07/2014, Strike Price $200.00	9	180
Express Scripts Holding Co., Expires 02/07/2014, Strike Price $76.00	5	142
Express Scripts Holding Co., Expires 02/07/2014, Strike Price $77.00	4	42
Express Scripts Holding Co., Expires 02/07/2014, Strike Price $78.00	4	10
Express Scripts Holding Co., Expires 02/07/2014, Strike Price $79.00	3	5
Express Scripts Holding Co., Expires 02/14/2014, Strike Price $78.00	7	70
F5 Networks, Inc., Expires 02/07/2014, Strike Price $114.00	1	23
F5 Networks, Inc., Expires 02/07/2014, Strike Price $115.00	1	18
F5 Networks, Inc., Expires 02/07/2014, Strike Price $116.00	6	78
F5 Networks, Inc., Expires 02/07/2014, Strike Price $117.00	6	72
F5 Networks, Inc., Expires 02/07/2014, Strike Price $118.00	2	18
Facebook, Inc., Expires 02/14/2014, Strike Price $70.00	28	868
FactSet Research Systems, Inc., Expires 02/22/2014, Strike Price $115.00	17	255
Family Dollar Stores, Inc., Expires 02/07/2014, Strike Price $72.00	2	20
Family Dollar Stores, Inc., Expires 02/07/2014, Strike Price $75.00	6	75
Family Dollar Stores, Inc., Expires 02/14/2014, Strike Price $66.50	5	225
Family Dollar Stores, Inc., Expires 02/14/2014, Strike Price $67.50	1	40
Family Dollar Stores, Inc., Expires 02/14/2014, Strike Price $68.00	6	210
Family Dollar Stores, Inc., Expires 02/14/2014, Strike Price $68.50	5	150
Family Dollar Stores, Inc., Expires 02/14/2014, Strike Price $69.00	3	75
FedEx Corp., Expires 02/07/2014, Strike Price $140.00	1	18
FedEx Corp., Expires 02/07/2014, Strike Price $141.00	1	10
FedEx Corp., Expires 02/07/2014, Strike Price $145.00	1	4
FedEx Corp., Expires 02/07/2014, Strike Price $149.00	4	10
FedEx Corp., Expires 02/07/2014, Strike Price $150.00	2	5
FedEx Corp., Expires 02/14/2014, Strike Price $146.00	1	9
FedEx Corp., Expires 02/22/2014, Strike Price $150.00	4	32
First Solar, Inc., Expires 02/07/2014, Strike Price $55.00	2	48
First Solar, Inc., Expires 02/07/2014, Strike Price $57.50	6	60
First Solar, Inc., Expires 02/07/2014, Strike Price $61.00	5	43
First Solar, Inc., Expires 02/22/2014, Strike Price $60.00	21	840
FirstEnergy Corp., Expires 02/22/2014, Strike Price $33.00	1	15
FirstEnergy Corp., Expires 02/22/2014, Strike Price $34.00	2	15
FirstEnergy Corp., Expires 02/22/2014, Strike Price $35.00	8	40
FirstEnergy Corp., Expires 02/22/2014, Strike Price $36.00	18	90
FirstEnergy Corp., Expires 02/22/2014, Strike Price $37.00	28	280
Fluor Corp., Expires 02/07/2014, Strike Price $79.00	4	60
Fluor Corp., Expires 02/07/2014, Strike Price $80.00	4	20
Fluor Corp., Expires 02/07/2014, Strike Price $84.00	3	8
Fluor Corp., Expires 02/14/2014, Strike Price $80.00	8	160
Fluor Corp., Expires 02/14/2014, Strike Price $81.00	1	10
Fluor Corp., Expires 02/14/2014, Strike Price $83.00	2	10
Fluor Corp., Expires 02/14/2014, Strike Price $84.00	1	5
Ford Motor Co., Expires 02/14/2014, Strike Price $16.00	10	40
Forest Laboratories, Inc., Expires 02/22/2014, Strike Price $77.50	27	405
Fossil Group, Inc., Expires 02/07/2014, Strike Price $118.00	6	210
Fossil Group, Inc., Expires 02/07/2014, Strike Price $119.00	3	75
Fossil Group, Inc., Expires 02/07/2014, Strike Price $120.00	6	90
Fossil Group, Inc., Expires 02/07/2014, Strike Price $121.00	6	60
Freeport-McMoRan Copper & Gold, Inc., Expires 02/07/2014, Strike Price $33.50	32	448
Freeport-McMoRan Copper & Gold, Inc., Expires 02/07/2014, Strike Price $34.00	3	18
Freeport-McMoRan Copper & Gold, Inc., Expires 02/22/2014, Strike Price $35.00	9	135
Freeport-McMoRan Copper & Gold, Inc., Expires 02/22/2014, Strike Price $36.00	2	16
Freeport-McMoRan Copper & Gold, Inc., Expires 02/22/2014, Strike Price $37.00	8	40
General Dynamics Corp., Expires 02/22/2014, Strike Price $105.00	18	855
General Electric Co., Expires 02/07/2014, Strike Price $26.50	1	3
General Electric Co., Expires 02/07/2014, Strike Price $27.00	67	101
General Electric Co., Expires 02/14/2014, Strike Price $27.00	3	8
General Electric Co., Expires 02/22/2014, Strike Price $50.00	36	342
Goldman Sachs Group, Inc., Expires 02/07/2014, Strike Price $170.00	2	86
Goldman Sachs Group, Inc., Expires 02/07/2014, Strike Price $180.00	4	8
Goldman Sachs Group, Inc., Expires 02/22/2014, Strike Price $175.00	2	102
Goldman Sachs Group, Inc., Expires 02/22/2014, Strike Price $190.00	3	12
Goldman Sachs Group, Inc., Expires 02/22/2014, Strike Price $195.00	1	3
Goodyear Tire & Rubber Co., Expires 02/07/2014, Strike Price $24.00	3	75
Goodyear Tire & Rubber Co., Expires 02/07/2014, Strike Price $25.00	43	215
Goodyear Tire & Rubber Co., Expires 02/07/2014, Strike Price $27.00	30	75
Goodyear Tire & Rubber Co., Expires 02/07/2014, Strike Price $28.00	1	3
Groupon, Inc., Expires 02/07/2014, Strike Price $11.50	7	35
Groupon, Inc., Expires 02/07/2014, Strike Price $12.00	10	20
Guidewire Software, Inc., Expires 02/22/2014, Strike Price $55.00	37	463
Gulfport Energy Corp., Expires 02/22/2014, Strike Price $65.00	28	4,970
Gulfport Energy Corp., Expires 02/22/2014, Strike Price $67.50	3	330
Halliburton Co., Expires 02/07/2014, Strike Price $50.00	1	29
Halliburton Co., Expires 02/07/2014, Strike Price $51.00	1	11
Halliburton Co., Expires 02/07/2014, Strike Price $52.00	1	4
Halliburton Co., Expires 02/07/2014, Strike Price $53.00	12	24
Halliburton Co., Expires 02/14/2014, Strike Price $51.50	1	21
Halliburton Co., Expires 02/14/2014, Strike Price $52.00	7	105
Halliburton Co., Expires 02/14/2014, Strike Price $52.50	1	11
Halliburton Co., Expires 02/14/2014, Strike Price $53.00	1	7
Halliburton Co., Expires 02/14/2014, Strike Price $53.50	1	5
Halliburton Co., Expires 02/22/2014, Strike Price $52.50	9	171
Herbalife Ltd., Expires 02/07/2014, Strike Price $75.00	25	450
Herbalife Ltd., Expires 02/07/2014, Strike Price $76.00	2	14
Hertz Global Holdings, Inc., Expires 02/22/2014, Strike Price $30.00	3	30
Hertz Global Holdings, Inc., Expires 02/22/2014, Strike Price $31.00	64	480
Hess Corp., Expires 02/07/2014, Strike Price $79.00	4	36
Hess Corp., Expires 02/07/2014, Strike Price $81.00	4	12
Hess Corp., Expires 02/22/2014, Strike Price $80.00	9	297
Hess Corp., Expires 02/22/2014, Strike Price $82.50	1	12
Hess Corp., Expires 02/22/2014, Strike Price $85.00	5	45
Hewlett-Packard Co., Expires 02/07/2014, Strike Price $30.00	34	408
Hewlett-Packard Co., Expires 02/07/2014, Strike Price $30.50	27	162
HollyFrontier Corp., Expires 02/07/2014, Strike Price $49.50	6	90
HollyFrontier Corp., Expires 02/07/2014, Strike Price $50.00	6	60
HollyFrontier Corp., Expires 02/07/2014, Strike Price $50.50	6	30
HollyFrontier Corp., Expires 02/07/2014, Strike Price $51.50	12	30
HollyFrontier Corp., Expires 02/07/2014, Strike Price $52.00	6	15
HollyFrontier Corp., Expires 02/07/2014, Strike Price $53.00	8	20
HollyFrontier Corp., Expires 02/07/2014, Strike Price $54.50	1	2
HollyFrontier Corp., Expires 02/14/2014, Strike Price $50.00	6	150
Honeywell International, Inc., Expires 02/07/2014, Strike Price $94.00	6	90
Honeywell International, Inc., Expires 02/22/2014, Strike Price $95.00	9	243
Honeywell International, Inc., Expires 02/22/2014, Strike Price $97.50	6	48
Howard Hughes Corp., Expires 02/22/2014, Strike Price $135.00	14	595
Huntington Bancshares, Inc., Expires 02/22/2014, Strike Price $10.00	21	73
Intel Corp., Expires 02/07/2014, Strike Price $26.00	11	6
Intel Corp., Expires 02/14/2014, Strike Price $26.00	1	3
Intel Corp., Expires 02/22/2014, Strike Price $26.00	10	50
International Business Machines Corp., Expires 02/07/2014, Strike Price $192.50	6	24
International Business Machines Corp., Expires 02/22/2014, Strike Price $17.00	129	1,290
International Business Machines Corp., Expires 02/22/2014, Strike Price $45.00	44	440
International Business Machines Corp., Expires 02/22/2014, Strike Price $185.00	2	76
International Business Machines Corp., Expires 02/22/2014, Strike Price $195.00	1	6
International Business Machines Corp., Expires 02/22/2014, Strike Price $210.00	1	2
Intuitive Surgical, Inc., Expires 02/14/2014, Strike Price $470.00	1	15
Intuitive Surgical, Inc., Expires 02/22/2014, Strike Price $480.00	2	30
Intuitive Surgical, Inc., Expires 02/22/2014, Strike Price $485.00	1	15
Intuitive Surgical, Inc., Expires 02/22/2014, Strike Price $490.00	1	13
Jazz Pharmaceuticals PLC, Expires 02/22/2014, Strike Price $175.00	12	780
J.B. Hunt Transport Services, Inc., Expires 02/22/2014, Strike Price $80.00	19	190
J.B. Hunt Transport Services, Inc., Expires 02/22/2014, Strike Price $85.00	4	20
Johnson & Johnson, Expires 02/07/2014, Strike Price $97.00	19	19
Johnson & Johnson, Expires 02/14/2014, Strike Price $96.00	1	1
Joy Global, Inc., Expires 02/07/2014, Strike Price $55.50	5	85
Joy Global, Inc., Expires 02/07/2014, Strike Price $56.00	5	55
Joy Global, Inc., Expires 02/07/2014, Strike Price $57.00	1	5
Joy Global, Inc., Expires 02/07/2014, Strike Price $60.00	4	14
Joy Global, Inc., Expires 02/07/2014, Strike Price $62.00	5	12
Joy Global, Inc., Expires 02/22/2014, Strike Price $57.50	2	38
Joy Global, Inc., Expires 02/22/2014, Strike Price $60.00	10	80
Joy Global, Inc., Expires 02/22/2014, Strike Price $62.50	1	5
JPMorgan Chase & Co., Expires 02/07/2014, Strike Price $58.00	1	2
JPMorgan Chase & Co., Expires 02/07/2014, Strike Price $59.00	1	1
JPMorgan Chase & Co., Expires 02/07/2014, Strike Price $62.00	1	1
JPMorgan Chase & Co., Expires 02/07/2014, Strike Price $63.00	24	24
JPMorgan Chase & Co., Expires 02/07/2014, Strike Price $64.00	5	5
JPMorgan Chase & Co., Expires 02/14/2014, Strike Price $58.50	1	15
Juniper Networks, Inc., Expires 02/07/2014, Strike Price $28.50	15	60
Juniper Networks, Inc., Expires 02/14/2014, Strike Price $29.00	20	140
Juniper Networks, Inc., Expires 02/22/2014, Strike Price $32.00	30	60
Kansas City Southern, Expires 02/22/2014, Strike Price $120.00	17	170
Kimberly-Clark Corp., Expires 02/07/2014, Strike Price $111.00	6	150
Kimberly-Clark Corp., Expires 02/22/2014, Strike Price $115.00	10	150
Kinder Morgan, Inc., Expires 02/22/2014, Strike Price $37.50	51	127
Kraft Foods Group, Inc., Expires 02/22/2014, Strike Price $57.50	4	10
Kroger Co., Expires 02/22/2014, Strike Price $38.00	48	600
L Brands, Inc., Expires 02/22/2014, Strike Price $57.50	2	20
L Brands, Inc., Expires 02/22/2014, Strike Price $60.00	32	240
Lamar Advertising Co., Expires 02/22/2014, Strike Price $55.00	36	450
Las Vegas Sands Corp., Expires 02/07/2014, Strike Price $82.00	15	150
Las Vegas Sands Corp., Expires 02/22/2014, Strike Price $85.00	8	112
Lennar Corp., Expires 02/22/2014, Strike Price $42.00	48	2,688
Linear Technology Corp., Expires 02/22/2014, Strike Price $48.00	1	5
Linear Technology Corp., Expires 02/22/2014, Strike Price $49.00	1	2
Linear Technology Corp., Expires 02/22/2014, Strike Price $50.00	37	92
LKQ Corp., Expires 02/22/2014, Strike Price $30.00	22	440
LKQ Corp., Expires 02/22/2014, Strike Price $32.50	48	600
Lockheed Martin Corp., Expires 02/22/2014, Strike Price $160.00	12	360
Lowe's Cos., Inc., Expires 02/07/2014, Strike Price $49.00	12	60
Lowe's Cos., Inc., Expires 02/22/2014, Strike Price $49.00	20	440
Lowe's Cos., Inc., Expires 02/22/2014, Strike Price $50.00	6	78
M&T Bank Corp., Expires 02/22/2014, Strike Price $115.00	1	53
M&T Bank Corp., Expires 02/22/2014, Strike Price $120.00	15	113
Macy's, Inc., Expires 02/07/2014, Strike Price $56.00	11	44
Macy's, Inc., Expires 02/07/2014, Strike Price $56.50	2	4
Macy's, Inc., Expires 02/07/2014, Strike Price $57.00	1	2
Macy's, Inc., Expires 02/22/2014, Strike Price $57.50	20	200
Marathon Petroleum Corp., Expires 02/07/2014, Strike Price $93.00	8	280
Marathon Petroleum Corp., Expires 02/07/2014, Strike Price $95.00	8	120
Marathon Petroleum Corp., Expires 02/14/2014, Strike Price $95.00	3	135
Marathon Petroleum Corp., Expires 02/22/2014, Strike Price $100.00	3	60
Marvell Technology Group Ltd., Expires 02/07/2014, Strike Price $16.00	15	135
Marvell Technology Group Ltd., Expires 02/07/2014, Strike Price $16.50	36	216
Marvell Technology Group Ltd., Expires 02/14/2014, Strike Price $17.00	20	80
McDonald's Corp., Expires 02/07/2014, Strike Price $96.00	16	160
McDonald's Corp., Expires 02/14/2014, Strike Price $98.00	3	15
Medivation, Inc., Expires 02/22/2014, Strike Price $85.00	1	142
Medivation, Inc., Expires 02/22/2014, Strike Price $90.00	23	1,207
Medtronic, Inc., Expires 02/07/2014, Strike Price $58.50	2	8
Medtronic, Inc., Expires 02/07/2014, Strike Price $61.00	1	1
Medtronic, Inc., Expires 02/07/2014, Strike Price $64.00	7	10
Medtronic, Inc., Expires 02/14/2014, Strike Price $59.50	20	80
Medtronic, Inc., Expires 02/14/2014, Strike Price $60.50	1	1
MetLife, Inc., Expires 02/07/2014, Strike Price $51.50	6	48
MetLife, Inc., Expires 02/07/2014, Strike Price $52.00	29	116
MGM Resorts International, Expires 02/07/2014, Strike Price $26.00	20	170
MGM Resorts International, Expires 02/07/2014, Strike Price $26.50	30	135
MGM Resorts International, Expires 02/14/2014, Strike Price $25.50	5	148
MGM Resorts International, Expires 02/14/2014, Strike Price $26.50	10	110
MGM Resorts International, Expires 02/14/2014, Strike Price $27.00	9	27
Micron Technology, Inc., Expires 02/07/2014, Strike Price $25.00	1	10
Micron Technology, Inc., Expires 02/07/2014, Strike Price $26.00	12	60
Micron Technology, Inc., Expires 02/07/2014, Strike Price $27.00	12	42
Micron Technology, Inc., Expires 02/07/2014, Strike Price $27.50	30	150
Micron Technology, Inc., Expires 02/14/2014, Strike Price $26.00	10	110
Micron Technology, Inc., Expires 02/22/2014, Strike Price $27.00	3	30
Micron Technology, Inc., Expires 02/22/2014, Strike Price $28.00	9	54
Microsoft Corp., Expires 02/07/2014, Strike Price $38.00	2	84
Microsoft Corp., Expires 02/14/2014, Strike Price $38.50	17	706
Microsoft Corp., Expires 02/14/2014, Strike Price $39.00	8	216
Microsoft Corp., Expires 02/14/2014, Strike Price $39.50	12	192
Microsoft Corp., Expires 02/14/2014, Strike Price $40.00	10	95
Mondelez International, Inc., Expires 02/07/2014, Strike Price $34.00	53	371
Mondelez International, Inc., Expires 02/07/2014, Strike Price $34.50	1	2
Monsanto Co., Expires 02/07/2014, Strike Price $110.00	11	253
Monsanto Co., Expires 02/07/2014, Strike Price $112.00	2	10
Monsanto Co., Expires 02/22/2014, Strike Price $115.00	3	48
Morgan Stanley, Expires 02/22/2014, Strike Price $32.00	9	126
Morgan Stanley, Expires 02/22/2014, Strike Price $33.00	48	264
Morgan Stanley, Expires 02/22/2014, Strike Price $34.00	3	6
Mosaic Co., Expires 02/07/2014, Strike Price $47.00	15	105
Mosaic Co., Expires 02/07/2014, Strike Price $47.50	6	24
Mosaic Co., Expires 02/07/2014, Strike Price $48.00	2	4
Mosaic Co., Expires 02/07/2014, Strike Price $49.50	17	17
Motorola Solutions, Inc., Expires 02/22/2014, Strike Price $70.00	28	140
Mylan, Inc., Expires 02/22/2014, Strike Price $48.00	18	648
Mylan, Inc., Expires 02/22/2014, Strike Price $49.00	16	368
Mylan, Inc., Expires 02/22/2014, Strike Price $50.00	6	87
Navistar International Corp., Expires 02/07/2014, Strike Price $42.00	8	100
Navistar International Corp., Expires 02/22/2014, Strike Price $95.00	20	800
NetApp, Inc., Expires 02/07/2014, Strike Price $45.00	5	45
NetApp, Inc., Expires 02/07/2014, Strike Price $46.00	1	6
NetApp, Inc., Expires 02/07/2014, Strike Price $46.50	7	35
NetApp, Inc., Expires 02/07/2014, Strike Price $47.00	7	21
NetApp, Inc., Expires 02/07/2014, Strike Price $48.00	7	21
NetApp, Inc., Expires 02/07/2014, Strike Price $49.00	7	18
NetApp, Inc., Expires 02/07/2014, Strike Price $50.00	7	17
Netflix, Inc., Expires 02/07/2014, Strike Price $450.00	2	56
Netflix, Inc., Expires 02/07/2014, Strike Price $455.00	2	42
Newfield Exploration Co., Expires 02/22/2014, Strike Price $28.00	40	200
Newmont Mining Corp., Expires 02/07/2014, Strike Price $24.00	67	335
Newmont Mining Corp., Expires 02/07/2014, Strike Price $24.50	10	20
NIKE, Inc., Expires 02/07/2014, Strike Price $76.00	3	20
NIKE, Inc., Expires 02/07/2014, Strike Price $77.00	4	14
NIKE, Inc., Expires 02/07/2014, Strike Price $78.00	10	15
NIKE, Inc., Expires 02/07/2014, Strike Price $80.00	3	3
NIKE, Inc., Expires 02/14/2014, Strike Price $77.00	4	40
Norfolk Southern Corp., Expires 02/22/2014, Strike Price $97.50	5	150
Norfolk Southern Corp., Expires 02/22/2014, Strike Price $100.00	14	105
Northern Trust Corp., Expires 02/22/2014, Strike Price $65.00	29	145
Nucor Corp., Expires 02/07/2014, Strike Price $50.00	6	87
Nucor Corp., Expires 02/14/2014, Strike Price $53.00	9	58
Nucor Corp., Expires 02/14/2014, Strike Price $53.50	3	16
Nucor Corp., Expires 02/22/2014, Strike Price $55.00	1	5
Nucor Corp., Expires 02/22/2014, Strike Price $57.50	17	51
NVIDIA Corp., Expires 02/07/2014, Strike Price $16.50	10	25
NVIDIA Corp., Expires 02/07/2014, Strike Price $17.00	80	120
Ocwen Financial Corp., Expires 02/22/2014, Strike Price $52.50	9	90
Ocwen Financial Corp., Expires 02/22/2014, Strike Price $55.00	6	30
Ocwen Financial Corp., Expires 02/22/2014, Strike Price $57.50	24	120
Oneok, Inc., Expires 02/22/2014, Strike Price $70.00	27	1,350
Oracle Corp., Expires 02/14/2014, Strike Price $39.50	21	31
Oracle Corp., Expires 02/22/2014, Strike Price $40.00	27	67
Pall Corp., Expires 02/22/2014, Strike Price $85.00	14	245
Pall Corp., Expires 02/22/2014, Strike Price $90.00	8	100
Palo Alto Networks, Inc., Expires 02/22/2014, Strike Price $70.00	29	435
Pentair Ltd., Expires 02/22/2014, Strike Price $80.00	23	230
PetSmart, Inc., Expires 02/22/2014, Strike Price $67.50	27	405
Pfizer, Inc., Expires 02/14/2014, Strike Price $32.00	9	40
Pfizer, Inc., Expires 02/14/2014, Strike Price $32.50	31	62
Pfizer, Inc., Expires 02/22/2014, Strike Price $33.00	18	45
Phillips 66, Expires 02/07/2014, Strike Price $76.00	4	100
Phillips 66, Expires 02/07/2014, Strike Price $77.00	20	300
PNC Financial Services Group, Inc., Expires 02/22/2014, Strike Price $85.00	1	17
PNC Financial Services Group, Inc., Expires 02/22/2014, Strike Price $90.00	21	31
Popular, Inc., Expires 02/22/2014, Strike Price $30.00	1	4
Popular, Inc., Expires 02/22/2014, Strike Price $31.00	61	488
Precision Castparts Corp., Expires 02/22/2014, Strike Price $280.00	6	90
Priceline.com, Inc., Expires 02/07/2014, Strike Price $1,300.00	1	12
PVH Corp., Expires 02/22/2014, Strike Price $135.00	3	37
PVH Corp., Expires 02/22/2014, Strike Price $140.00	11	137
QUALCOMM, Inc., Expires 02/07/2014, Strike Price $76.00	8	80
QUALCOMM, Inc., Expires 02/14/2014, Strike Price $77.00	12	120
QUALCOMM, Inc., Expires 02/22/2014, Strike Price $77.50	4	60
Questcor Pharmaceuticals, Inc., Expires 02/07/2014, Strike Price $75.00	21	892
Questcor Pharmaceuticals, Inc., Expires 02/22/2014, Strike Price $72.50	1	147
Questcor Pharmaceuticals, Inc., Expires 02/22/2014, Strike Price $80.00	4	100
Range Resources Corp., Expires 02/22/2014, Strike Price $90.00	21	2,100
Rockwell Automation, Inc., Expires 02/22/2014, Strike Price $125.00	2	10
Rockwell Collins, Inc., Expires 02/22/2014, Strike Price $80.00	23	230
Roper Industries, Inc., Expires 02/22/2014, Strike Price $145.00	13	1,007
Ross Stores, Inc., Expires 02/22/2014, Strike Price $75.00	14	70
Ross Stores, Inc., Expires 02/22/2014, Strike Price $77.50	12	60
Salesforce.com, Inc., Expires 02/07/2014, Strike Price $63.00	2	66
Salesforce.com, Inc., Expires 02/07/2014, Strike Price $65.00	5	57
Salesforce.com, Inc., Expires 02/07/2014, Strike Price $66.00	5	50
Salesforce.com, Inc., Expires 02/14/2014, Strike Price $62.00	2	202
Salesforce.com, Inc., Expires 02/14/2014, Strike Price $64.00	1	47
Salesforce.com, Inc., Expires 02/14/2014, Strike Price $66.00	1	28
Salesforce.com, Inc., Expires 02/14/2014, Strike Price $68.00	3	30
Salesforce.com, Inc., Expires 02/22/2014, Strike Price $67.50	10	210
SanDisk Corp., Expires 02/07/2014, Strike Price $73.50	1	22
SanDisk Corp., Expires 02/07/2014, Strike Price $74.50	1	14
SanDisk Corp., Expires 02/07/2014, Strike Price $78.00	12	66
SanDisk Corp., Expires 02/07/2014, Strike Price $79.00	4	20
SanDisk Corp., Expires 02/07/2014, Strike Price $80.00	4	20
SanDisk Corp., Expires 02/14/2014, Strike Price $75.00	3	57
SanDisk Corp., Expires 02/14/2014, Strike Price $77.00	1	9
SanDisk Corp., Expires 02/14/2014, Strike Price $79.00	1	5
SanDisk Corp., Expires 02/22/2014, Strike Price $77.50	1	12
Schlumberger Ltd., Expires 02/07/2014, Strike Price $96.00	9	67
Schlumberger Ltd., Expires 02/07/2014, Strike Price $97.00	9	63
Schlumberger Ltd., Expires 02/22/2014, Strike Price $92.50	1	28
Schlumberger Ltd., Expires 02/22/2014, Strike Price $100.00	1	9
Seadrill Ltd., Expires 02/22/2014, Strike Price $41.00	5	25
Seadrill Ltd., Expires 02/22/2014, Strike Price $43.00	7	35
Seadrill Ltd., Expires 02/22/2014, Strike Price $44.00	36	180
Sears Holdings Corp., Expires 02/22/2014, Strike Price $42.00	1	51
Sears Holdings Corp., Expires 02/22/2014, Strike Price $43.00	2	91
Sears Holdings Corp., Expires 02/22/2014, Strike Price $44.00	46	1,633
Sempra Energy, Expires 02/22/2014, Strike Price $95.00	2	140
Sempra Energy, Expires 02/22/2014, Strike Price $97.50	18	405
Signet Jewelers Ltd., Expires 02/22/2014, Strike Price $85.00	4	130
Skyworks Solutions, Inc., Expires 02/22/2014, Strike Price $33.00	3	30
Skyworks Solutions, Inc., Expires 02/22/2014, Strike Price $34.00	2	10
Skyworks Solutions, Inc., Expires 02/22/2014, Strike Price $35.00	54	135
SolarCity Corp., Expires 02/07/2014, Strike Price $83.00	6	348
SolarCity Corp., Expires 02/07/2014, Strike Price $84.00	1	72
SolarCity Corp., Expires 02/07/2014, Strike Price $86.00	4	204
SolarCity Corp., Expires 02/07/2014, Strike Price $88.00	4	124
SolarCity Corp., Expires 02/07/2014, Strike Price $89.00	4	104
SolarCity Corp., Expires 02/14/2014, Strike Price $90.00	4	212
SolarCity Corp., Expires 02/22/2014, Strike Price $90.00	1	88
Sotheby's, Expires 02/22/2014, Strike Price $55.00	10	100
Sotheby's, Expires 02/22/2014, Strike Price $60.00	27	203
Southwestern Energy Co., Expires 02/22/2014, Strike Price $44.00	22	429
Southwestern Energy Co., Expires 02/22/2014, Strike Price $47.00	21	84
Splunk, Inc., Expires 02/22/2014, Strike Price $85.00	2	155
Splunk, Inc., Expires 02/22/2014, Strike Price $95.00	22	330
St. Jude Medical, Inc., Expires 02/22/2014, Strike Price $65.00	29	507
Starbucks Corp., Expires 02/07/2014, Strike Price $74.50	4	40
Starbucks Corp., Expires 02/22/2014, Strike Price $80.00	16	64
Starbucks Corp., Expires 02/22/2014, Strike Price $82.50	4	14
State Street Corp., Expires 02/22/2014, Strike Price $75.00	18	108
State Street Corp., Expires 02/22/2014, Strike Price $77.50	8	16
Stratasys Ltd., Expires 02/22/2014, Strike Price $135.00	13	1,332
Stratasys Ltd., Expires 02/22/2014, Strike Price $140.00	1	47
Symantec Corp., Expires 02/22/2014, Strike Price $24.00	40	160
Target Corp., Expires 02/07/2014, Strike Price $58.00	28	616
Target Corp., Expires 02/07/2014, Strike Price $60.00	1	4
Target Corp., Expires 02/07/2014, Strike Price $62.50	2	3
Tesla Motors, Inc., Expires 02/07/2014, Strike Price $210.00	5	145
Tesla Motors, Inc., Expires 02/14/2014, Strike Price $215.00	6	414
Texas Instruments, Inc., Expires 02/07/2014, Strike Price $44.00	5	20
Texas Instruments, Inc., Expires 02/22/2014, Strike Price $45.00	14	112
Texas Instruments, Inc., Expires 02/22/2014, Strike Price $46.00	22	77
The Bank of New York Mellon Corp., Expires 02/07/2014, Strike Price $34.50	44	110
The Bank of New York Mellon Corp., Expires 02/14/2014, Strike Price $34.00	1	7
The Bank of New York Mellon Corp., Expires 02/22/2014, Strike Price $36.00	9	32
The Coca-Cola Co., Expires 02/07/2014, Strike Price $39.00	7	35
The Coca-Cola Co., Expires 02/07/2014, Strike Price $39.50	1	1
The Coca-Cola Co., Expires 02/07/2014, Strike Price $40.50	7	3
The Coca-Cola Co., Expires 02/07/2014, Strike Price $41.00	5	5
The Coca-Cola Co., Expires 02/14/2014, Strike Price $39.50	7	42
The Coca-Cola Co., Expires 02/14/2014, Strike Price $40.50	26	65
The Dow Chemical Co., Expires 02/07/2014, Strike Price $48.50	38	190
The Gap, Inc., Expires 02/07/2014, Strike Price $39.50	14	294
The Gap, Inc., Expires 02/07/2014, Strike Price $40.00	21	294
The Gap, Inc., Expires 02/22/2014, Strike Price $40.00	1	40
The Gap, Inc., Expires 02/22/2014, Strike Price $41.00	7	133
The Gap, Inc., Expires 02/22/2014, Strike Price $42.00	5	60
The Home Depot, Inc., Expires 02/07/2014, Strike Price $81.00	1	2
The Home Depot, Inc., Expires 02/07/2014, Strike Price $82.00	13	13
The Home Depot, Inc., Expires 02/07/2014, Strike Price $83.00	1	1
The Home Depot, Inc., Expires 02/14/2014, Strike Price $81.00	4	32
The Home Depot, Inc., Expires 02/22/2014, Strike Price $80.00	4	124
The Procter & Gamble Co., Expires 02/07/2014, Strike Price $79.00	1	13
The Procter & Gamble Co., Expires 02/14/2014, Strike Price $79.00	1	27
The Procter & Gamble Co., Expires 02/14/2014, Strike Price $80.00	4	52
The Procter & Gamble Co., Expires 02/14/2014, Strike Price $82.00	14	63
The Procter & Gamble Co., Expires 02/14/2014, Strike Price $83.00	4	10
The Southern Co., Expires 02/22/2014, Strike Price $43.00	36	216
TIBCO Software, Inc., Expires 02/22/2014, Strike Price $24.00	11	82
TIBCO Software, Inc., Expires 02/22/2014, Strike Price $25.00	65	325
TIBCO Software, Inc., Expires 02/22/2014, Strike Price $26.00	10	50
Tiffany & Co., Expires 02/07/2014, Strike Price $86.00	4	88
Tiffany & Co., Expires 02/22/2014, Strike Price $90.00	1	16
Tiffany & Co., Expires 02/22/2014, Strike Price $92.50	13	104
Tiffany & Co., Expires 02/22/2014, Strike Price $95.00	1	5
Tiffany & Co., Expires 02/22/2014, Strike Price $97.50	3	9
T-Mobile US, Inc., Expires 02/07/2014, Strike Price $32.50	9	189
T-Mobile US, Inc., Expires 02/07/2014, Strike Price $34.00	1	11
T-Mobile US, Inc., Expires 02/07/2014, Strike Price $36.00	2	67
T-Mobile US, Inc., Expires 02/07/2014, Strike Price $38.00	19	485
T-Mobile US, Inc., Expires 02/22/2014, Strike Price $34.00	14	630
T-Mobile US, Inc., Expires 02/22/2014, Strike Price $35.00	10	315
T-Mobile US, Inc., Expires 02/22/2014, Strike Price $36.00	1	24
T-Mobile US, Inc., Expires 02/22/2014, Strike Price $37.00	2	38
Toll Brothers, Inc., Expires 02/22/2014, Strike Price $39.00	1	33
Toll Brothers, Inc., Expires 02/22/2014, Strike Price $40.00	49	858
Union Pacific Corp., Expires 02/14/2014, Strike Price $180.00	2	114
Union Pacific Corp., Expires 02/14/2014, Strike Price $185.00	4	40
Union Pacific Corp., Expires 02/22/2014, Strike Price $185.00	4	94
United Continental Holdings, Inc., Expires 02/22/2014, Strike Price $52.50	39	566
United Rentals, Inc., Expires 02/22/2014, Strike Price $85.00	4	380
United Rentals, Inc., Expires 02/22/2014, Strike Price $87.50	12	540
United Rentals, Inc., Expires 02/22/2014, Strike Price $90.00	6	120
United States Steel Corp., Expires 02/07/2014, Strike Price $30.50	10	30
United States Steel Corp., Expires 02/22/2014, Strike Price $29.00	49	1,152
United States Steel Corp., Expires 02/22/2014, Strike Price $30.00	8	120
United Technologies Corp., Expires 02/07/2014, Strike Price $117.00	4	78
United Technologies Corp., Expires 02/07/2014, Strike Price $118.00	6	45
United Technologies Corp., Expires 02/14/2014, Strike Price $118.00	2	36
United Technologies Corp., Expires 02/14/2014, Strike Price $120.00	3	12
UnitedHealth Group, Inc., Expires 02/07/2014, Strike Price $75.00	4	28
UnitedHealth Group, Inc., Expires 02/07/2014, Strike Price $78.00	4	6
UnitedHealth Group, Inc., Expires 02/07/2014, Strike Price $79.00	4	6
UnitedHealth Group, Inc., Expires 02/14/2014, Strike Price $77.00	1	8
UnitedHealth Group, Inc., Expires 02/22/2014, Strike Price $77.50	3	45
UnitedHealth Group, Inc., Expires 02/22/2014, Strike Price $80.00	4	24
UnitedHealth Group, Inc., Expires 02/22/2014, Strike Price $82.50	4	10
Urban Outfitters, Inc., Expires 02/22/2014, Strike Price $39.00	1	15
Urban Outfitters, Inc., Expires 02/22/2014, Strike Price $40.00	48	360
Valero Energy Corp., Expires 02/07/2014, Strike Price $54.50	6	96
Valero Energy Corp., Expires 02/07/2014, Strike Price $55.00	6	72
Valero Energy Corp., Expires 02/14/2014, Strike Price $56.00	6	114
Valero Energy Corp., Expires 02/14/2014, Strike Price $57.00	6	66
Valero Energy Corp., Expires 02/14/2014, Strike Price $58.00	9	63
Verizon Communications, Inc., Expires 02/07/2014, Strike Price $49.50	6	42
Verizon Communications, Inc., Expires 02/07/2014, Strike Price $50.00	17	60
Verizon Communications, Inc., Expires 02/07/2014, Strike Price $50.50	1	2
Verizon Communications, Inc., Expires 02/14/2014, Strike Price $49.50	1	20
Verizon Communications, Inc., Expires 02/14/2014, Strike Price $50.00	5	60
Verizon Communications, Inc., Expires 02/14/2014, Strike Price $51.00	6	18
VMware, Inc., Expires 02/07/2014, Strike Price $96.00	4	56
VMware, Inc., Expires 02/07/2014, Strike Price $98.00	9	45
VMware, Inc., Expires 02/07/2014, Strike Price $99.00	7	18
Vornado Realty Trust, Expires 02/22/2014, Strike Price $95.00	20	750
Walgreen Co., Expires 02/07/2014, Strike Price $59.50	2	32
Walgreen Co., Expires 02/07/2014, Strike Price $62.00	1	5
Walgreen Co., Expires 02/07/2014, Strike Price $62.50	10	40
Walgreen Co., Expires 02/07/2014, Strike Price $63.00	6	21
Walgreen Co., Expires 02/07/2014, Strike Price $65.00	8	16
Walgreen Co., Expires 02/07/2014, Strike Price $66.00	2	6
Walgreen Co., Expires 02/22/2014, Strike Price $70.00	2	5
Wal-Mart Stores, Inc., Expires 02/07/2014, Strike Price $76.00	12	180
Wal-Mart Stores, Inc., Expires 02/07/2014, Strike Price $77.00	4	16
Wal-Mart Stores, Inc., Expires 02/14/2014, Strike Price $77.00	4	44
Wal-Mart Stores, Inc., Expires 02/14/2014, Strike Price $78.00	3	9
WellPoint, Inc., Expires 02/22/2014, Strike Price $92.50	21	483
Wells Fargo & Co., Expires 02/07/2014, Strike Price $46.50	6	42
Wells Fargo & Co., Expires 02/07/2014, Strike Price $48.50	26	65
Wells Fargo & Co., Expires 02/14/2014, Strike Price $47.50	6	42
Western Digital Corp., Expires 02/22/2014, Strike Price $92.50	17	969
Western Digital Corp., Expires 02/22/2014, Strike Price $95.00	4	122
Whole Foods Market, Inc., Expires 02/07/2014, Strike Price $54.50	6	42
Whole Foods Market, Inc., Expires 02/07/2014, Strike Price $55.00	18	72
Whole Foods Market, Inc., Expires 02/07/2014, Strike Price $57.00	9	9
Whole Foods Market, Inc., Expires 02/07/2014, Strike Price $58.00	1	1
Williams Cos., Inc., Expires 02/07/2014, Strike Price $42.00	38	437
Williams Cos., Inc., Expires 02/07/2014, Strike Price $43.00	7	32
Workday, Inc., Expires 02/22/2014, Strike Price $95.00	1	95
Workday, Inc., Expires 02/22/2014, Strike Price $105.00	19	285
WW Grainger, Inc., Expires 02/22/2014, Strike Price $260.00	1	18
WW Grainger, Inc., Expires 02/22/2014, Strike Price $270.00	2	25
WW Grainger, Inc., Expires 02/22/2014, Strike Price $280.00	4	50
Xilinx, Inc., Expires 02/22/2014, Strike Price $50.00	38	361
Yahoo!, Inc., Expires 02/07/2014, Strike Price $38.00	6	105
Yahoo!, Inc., Expires 02/07/2014, Strike Price $38.50	39	468
Yahoo!, Inc., Expires 02/22/2014, Strike Price $40.00	4	78
Zillow, Inc., Expires 02/07/2014, Strike Price $87.00	1	88
Zillow, Inc., Expires 02/07/2014, Strike Price $92.00	7	210
Zillow, Inc., Expires 02/07/2014, Strike Price $94.00	12	180
Zillow, Inc., Expires 02/07/2014, Strike Price $95.00	4	20
Zillow, Inc., Expires 02/07/2014, Strike Price $96.00	4	20
Zoetis, Inc., Expires 02/07/2014, Strike Price $31.00	30	300
Zoetis, Inc., Expires 02/07/2014, Strike Price $32.50	23	58
Zoetis, Inc., Expires 02/07/2014, Strike Price $33.00	4	10
Zoetis, Inc., Expires 02/07/2014, Strike Price $33.50	1	3
TOTAL CALL OPTIONS
(Premiums Received $202,379)		190,390

PUT OPTIONS
CBOE S&P 500, Expires 02/07/2014, Strike Price $1,770.00	758	1,011,930
CBOE S&P 500, Expires 02/07/2014, Strike Price $1,775.00	240	312,000
CBOE S&P 500, Expires 02/07/2014, Strike Price $1,780.00	627	959,310
TOTAL PUT OPTIONS
(Premiums Received $2,060,825)		2,283,240
TOTAL WRITTEN OPTIONS
(Premiums Received $2,263,204)		$ 2,473,630

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2014 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 3.2%
Automobiles & Components - 0.1%
Federal-Mogul Corp. (a)(b)	2,600	$46,488
Tower International, Inc. (a)(b)	2,100	46,683
		93,171
Banks - 0.0%
CapitalSource, Inc. (a)	3,800	52,174
Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	32,400
Wabash National Corp. (a)(b)	4,200	57,582
		89,982
Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	68,409
Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	50,655
JaKKS Pacific, Inc. (a)	8,600	49,536
Nautilus, Inc. (a)(b)	6,800	57,936
		158,127
Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	39,072
Bridgepoint Education, Inc. (a)(b)	2,164	37,610
Weight Watchers International, Inc. (a)	1,200	32,436
		109,118
Energy - 0.2%
Alpha Natural Resources, Inc. (a)(b)	7,700	43,736
Arch Coal, Inc. (a)	10,000	42,400
CARBO Ceramics, Inc. (a)	500	57,560
Goodrich Petroleum Corp. (a)(b)	2,300	39,606
McDermott International, Inc. (a)(b)(c)	6,300	52,542
		235,844
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. (a)(b)	5,700	32,946
Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	40,152
Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)(b)	1,100	41,987
Air Methods Corp. (a)(b)	1,100	56,573
Amedisys, Inc. (a)(b)	2,500	37,725
Anika Therapeutics, Inc. (a)(b)	2,000	66,540
DexCom, Inc. (a)(b)	1,700	68,782
Medidata Solutions, Inc. (a)(b)	1,000	63,100
Orthofix International NV (a)(b)	1,900	39,045
Rockwell Medical, Inc. (a)(b)	9,200	94,392
		468,144
Household & Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(b)	1,300	35,256
Materials - 0.2%
Allied Nevada Gold Corp. (a)(b)	12,100	59,411
Century Aluminum Co. (a)(b)	5,200	60,684
Compass Minerals International, Inc. (a)	600	47,172
Hecla Mining Co. (a)	13,600	41,208
Intrepid Potash, Inc. (a)(b)	3,500	51,450
Walter Energy, Inc. (a)	3,500	39,760
		299,685

Media - 0.1%
Digital Generation, Inc. (a)(b)	3,800	51,300
Entravision Communications Corp. (a)	7,700	46,431
		97,731
Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	48,930
Celldex Therapeutics, Inc. (a)(b)	4,200	108,276
Halozyme Therapeutics, Inc. (a)(b)	6,700	104,922
Insmed, Inc. (a)(b)	4,300	87,806
InterMune, Inc. (a)(b)	3,000	40,050
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	56,906
NPS Pharmaceuticals, Inc. (a)(b)	3,900	139,542
TESARO, Inc. (a)(b)	1,300	40,963
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	54,612
		682,007
Retailing - 0.1%
Big 5 Sporting Goods Corp. (a)	2,300	39,468
Overstock.com, Inc. (a)(b)	1,500	31,590
RadioShack Corp. (a)(b)	16,300	39,120
Select Comfort Corp. (a)(b)	2,400	39,288
		149,466
Semiconductors & Semiconductor Equipment - 0.2%
Applied Micro Circuits Corp. (a)(b)	3,900	39,390
SunEdison, Inc. (a)(b)	6,100	84,851
SunPower Corp. (a)(b)	2,000	64,720
		188,961
Software & Services - 0.4%
Advent Software, Inc. (a)	1,600	52,576
Angie's List, Inc. (a)(b)	3,300	59,202
Bankrate, Inc. (a)(b)	2,600	43,134
Conversant, Inc. (a)(b)	2,100	45,150
Imperva, Inc. (a)(b)	1,000	55,000
Jive Software, Inc. (a)(b)	3,400	31,450
NIC, Inc. (a)	2,000	43,480
ServiceSource International, Inc. (a)(b)	3,900	31,122
Synchronoss Technologies, Inc. (a)(b)	1,300	34,658
Trulia, Inc. (a)(b)	1,000	34,530
Vringo, Inc. (a)(b)	13,300	57,057
WebMD Health Corp. (a)(b)	1,300	62,270
		549,629
Technology Hardware & Equipment - 0.3%
Cray, Inc. (a)(b)	1,600	47,184
Fusion-io, Inc. (a)(b)	8,300	91,300
Ixia (a)(b)	2,800	35,812
Silicon Graphics International Corp. (a)(b)	3,000	39,030
Ubiquiti Networks, Inc. (a)(b)	1,700	70,040
Uni-Pixel, Inc. (a)(b)	2,700	25,785
		309,151
Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	68,440
Leap Wireless International, Inc. (a)(b)	2,700	47,385
		115,825
Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	68,580
XPO Logistics, Inc. (a)(b)	2,000	49,840
		118,420
TOTAL COMMON STOCKS (Cost $3,461,471)		3,894,198

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Trius Therapeutics, Inc. Contingent Value Right (b)(d)(Cost: $0; Acquisition Date: August 12, 2013)	3,300	–
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 98.0%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (e)	82,367	82,367
First American Government Obligations Fund - Class Z - 0.01% (e)	82,367	82,367
First American Prime Obligations Fund - Class Z - 0.02% (e)	82,367	82,367
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (e)	82,368	82,368
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (e)	82,368	82,368
		411,837
	Principal
	Amount
U.S. Treasury Bills - 97.7%
0.000%, 02/06/2014 (f)(g)	$15,000,000	15,000,000
0.012%, 02/13/2014 (f)(g)	15,000,000	14,999,938
0.018%, 02/20/2014 (f)(g)	20,450,000	20,449,804
0.015%, 02/27/2014 (f)(g)	19,250,000	19,249,791
0.016%, 03/06/2014 (f)(g)	22,600,000	22,599,673
0.015%, 03/13/2014 (f)(g)	15,000,000	14,999,750
0.045%, 03/20/2014 (f)(g)	15,000,000	14,999,119
		122,298,075
TOTAL SHORT-TERM INVESTMENTS (Cost $122,709,912)		122,709,912

TOTAL INVESTMENTS (Cost $126,171,383) - 101.2%		126,604,110
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(1,447,870)
TOTAL NET ASSETS - 100.0%		$125,156,240

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign security is $52,542, which represents 0.0% of net assets.
(d)	Security is restricted to resale and fair valued at January 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(e)	Rate shown is the 7-day effective yield.
(f)	All or a portion of this security is held as collateral for put options written.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC ("SAP").  GICS is a Service Mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Written Options as of January 31, 2014 (Unaudited)
		Fair
DESCRIPTION	Contracts	Value
CALL OPTIONS
CBOE Russell 2000, Expires 02/07/2014, Strike Price $1,150.00	40	$17,600
TOTAL CALL OPTIONS
(Premiums Received $13,958)		17,600

PUT OPTIONS
CBOE Russell 2000, Expires 02/07/2014, Strike Price $1,120.00	249	224,100
CBOE Russell 2000, Expires 02/07/2014, Strike Price $1,130.00	792	1,009,800
TOTAL PUT OPTIONS
(Premiums Received $812,082)		1,233,900
TOTAL WRITTEN OPTIONS
(Premiums Received $826,040)		$1,251,500

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
Schedule of Investments as of January 31, 2014 (Unaudited)

		Fair
INVESTMENT COMPANIES - 99.5%	Shares	Value
Open-End Mutual Funds - 99.5%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	7,720,189	$79,286,346
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	15,754,806	162,116,950
		241,403,296
TOTAL INVESTMENT COMPANIES (Cost $239,264,852)		241,403,296

TOTAL INVESTMENTS (Cost $239,264,852) - 99.5%		241,403,296
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,091,390
TOTAL NET ASSETS - 100.0%		$242,494,686

Percentages are stated as a percent of net assets.

(a) Affiliated company. See Footnote 2.

The accompanying footnotes are an integral part of these Schedules of Investments.

1. Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, event-linked bonds, collateralized mortgage obligation, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

In the event that the Trust’s pricing vendor is unable to provide two independent broker quotes for event-linked bonds (catastrophe bonds), the Advisor will engage an independent data delivery vendor to obtain firm bids from two independent brokers or from a market maker in the security on a weekly basis and on the last business day of each month.  If firm bids are not available, event-linked bonds will be valued based upon indicative bids provided by third-party brokers.  An independent third-party valuation model will be used to verify the reasonability of such indicative bids.  The Advisor monitors event-linked bonds daily for significant events that could affect the value of these instruments.

Exchange-traded options are valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter options not traded on an exchange are valued at the mean of the bid and asked quotations.

Participation Notes and Preference Shares (Quota Shares) are valued on a weekly basis and on the last business day of each month. These instruments are valued based upon indicative bids provided by third-party brokers. An independent third-party valuation model is used to verify the reasonability of such indicative bids. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of January 31, 2014.

Description	Level 1	Level 2	Level 3	Total

Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$32,981,457	$-	$32,981,457
Global	-	103,712,774	-	103,712,774
Japan	-	6,572,611	-	6,572,611
Mexico	-	8,901,719	-	8,901,719
Turkey	-	17,972,742	-	17,972,742
United States	-	306,238,034	1,428,852	307,666,886
Total Event-Linked Bonds	-	476,379,337	1,428,852	477,808,189
Participation Notes (Quota Shares) (1)	-	-	114,136,498	114,136,498
Preference Shares (Quota Shares) (1)	-	-	2,533,950	2,533,950
Money Market Funds	16,927,656	-	-	16,927,656
Total Assets	$16,927,656	$476,379,337	$118,099,300	$611,406,293

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$-	$1,564,801	$-	$1,564,801
Global	-	47,054,187	-	47,054,187
Mexico	-	6,592,981	-	6,592,981
United States	-	132,424,245	408,816	132,833,061
Total Event-Linked Bonds	-	187,636,214	408,816	188,045,030
Participation Notes (Quota Shares) (1)	-	-	48,364,957	48,364,957
Preference Shares (Quota Shares) (1)	-	-	844,650	844,650
Money Market Funds	5,655,370	-	-	5,655,370
Total Assets	$5,655,370	$187,636,214	$49,618,423	$242,910,007

Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$89,339,710	$-	$-	$89,339,710
Real Estate Investment Trusts (1)	2,517,818	-	-	2,517,818
Investment Companies - Closed End (1)	12,488	-	-	12,488
Rights (1)	40	-	-	40
U.S. Treasury Bills	-	303,895,171	-	303,895,171
Total Assets	$91,870,056	$303,895,171	$-	$395,765,227

Liabilities
Written Options	$-	$(2,473,630)	$-	$(2,473,630)
Total Liabilities	$-	$(2,473,630)	$-	$(2,473,630)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,894,198	$-	$-	$3,894,198
Contingent Value Rights (1)	-	-	-	-
U.S. Treasury Bills	-	122,298,075	-	122,298,075
Money Market Funds	411,837	-	-	411,837
Total Assets	$4,306,035	$122,298,075	$-	$126,604,110

Liabilities
Written Options	$-	$(1,251,500)	$-	$(1,251,500)
Total Liabilities	$-	$(1,251,500)	$-	$(1,251,500)

Stone Ridge U.S. Master Variance Risk Premium Fund (2)
Assets
Investment Companies - Open End	$241,403,296	$-	$-	$241,403,296
Total Assets	$241,403,296	$-	$-	$241,403,296

(1) For further security characteristics, see the Funds' Schedules of Investments.

(2) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Fund			Stone Ridge High Yield Reinsurance Risk Premium Fund			Stone Ridge U.S. Variance Risk Premium Fund		Stone Ridge U.S. Small Cap Variance Risk Premium Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Rights		Rights		Contingent Value Rights
Beginning Balance - November 1, 2013	$-	$79,736,800	$2,494,350	$-	$31,783,200	$831,450	$8,640		$21,600		$-
Purchases	1,426,000	31,039,000	-	408,000	15,211,000	-	-		-		-
Dispositions	-	-	-	-	-	-	(8,640	(1)	(21,600	(1)	-
Realized gains	-	-	-	-	-	-	-		-		-
Realized losses	-	-	-	-	-	-	-		-		-
Change in unrealized appreciation (depreciation)	2,852	3,360,698	39,600	816	1,370,757	13,200	-		-		-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-		-		-
Ending Balance - January 31, 2014	$1,428,852	$114,136,498	$2,533,950	$408,816	$48,364,957	$844,650	$-		$-		$-

(1) Level 3 securities were exercised in rights to purchase shares of the companies' common stock.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2014.

Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 1/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds	Financial Services	$1,428,852	Indicative bids	Non-public broker quotations	100.20
Participation Notes (Quota Shares)	Financial Services	114,136,498	Indicative bids	Non-public broker quotations	100.88-118.46
Preference Shares (Quota Shares)	Financial Services	2,533,950	Indicative bids	Non-public broker quotations	112.62

High Yield Reinsurance Risk Premium Fund
Type of Security	Industry	Fair Value at 1/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds	Financial Services	$408,816	Indicative bids	Non-public broker quotations	100.20
Participation Notes (Quota Shares)	Financial Services	48,364,957	Indicative bids	Non-public broker quotations	100.88-118.46
Preference Shares (Quota Shares)	Financial Services	844,650	Indicative bids	Non-public broker quotations	112.62

The Level 3 investments as of January 31, 2014 in the U.S. Small Cap Variance Risk Premium Fund represented 0.00% of net assets and did not warrant disclosure of significant unobservable valuation inputs.

Derivative Transactions — The U.S. Variance Risk Premium Fund (“U.S. VRP Fund”) and the U.S. Small Cap Variance Risk Premium Fund (“U.S. Small Cap VRP Fund”, together with the U.S. VRP Fund, the “U.S. VRP Funds”) engaged in derivatives and hedging activities during the period ended January 31, 2014. The use of derivatives included options and futures contracts. The Funds may hold purchased and written options and futures for speculative purposes. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The U.S. VRP Funds may purchase and sell futures contracts. The U.S. VRP Fund held futures contracts during the period ended January 31, 2014. The U.S. VRP Funds use futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2014, were as follows:

U.S. VRP
Long futures contracts	Fund
Equity index contracts	$0
Total long futures contracts	$0

Short futures contracts
Equity index contracts	$6,566,250
Total short futures contracts	$6,566,250

The change in unrealized appreciation (depreciation) on equity index futures contracts for the period ended January 31, 2014 for the U.S. VRP Fund was $11,423.

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds wrote call or put options during the period ended January 31, 2014. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds engaged in options during the period ended January 31, 2014. The average market value of purchased and written options for the quarter ended January 31, 2014, was as follows:

	U.S. Variance Risk	U.S. Small Cap Variance
	Premium Fund	Risk Premium Fund
Purchased options	$0	$0
Written options	1,258,166	553,575

Transactions in options written during the period ended January 31, 2014 were as follows:

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, Beginning of period	6,801	$109,613	42	$13,458
Options written	54,087	1,254,091	582	184,527
Options terminated in closing transactions	(4,296)	(121,729)	(168)	(51,023)
Options exercised	(1,979)	(118,344)	(162)	(63,890)
Options expired	(46,281)	(921,252)	(254)	(69,114)
Outstanding, end of period	8,332	$202,379	40	$13,958

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, Beginning of period	1,591	$1,149,873	944	$351,773
Options written	56,617	43,277,671	36,461	24,931,757
Options terminated in closing transactions	(49,945)	(37,370,539)	(27,120)	(20,224,740)
Options exercised	(250)	(47,620)	(2,608)	(1,115,081)
Options expired	(6,388)	(4,948,560)	(6,636)	(3,131,627)
Outstanding, end of period	1,625	$2,060,825	1,041	$812,082

Transactions in purchased options during the period ended January 31, 2014 were as follows:

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Call Options	Notional Amount	Contracts	Notional Amount	Contracts
Outstanding, Beginning of period	$-	-	$-	-
Options purchased	26,200	4	-	-
Options terminated in closing transactions	-	-	-	-
Options exercised	-	-	-	-
Options expired	(26,200)	(4)	-	-
Outstanding, end of period	$-	-	$-	-

	U.S. Variance Risk Premium Fund		U.S. Small Cap Variance Risk Premium Fund
Put Options	Notional Amount	Contracts	Notional Amount	Contracts
Outstanding, Beginning of period	$-	-	$-	-
Options written	-	-	-	-
Options terminated in closing transactions	-	-	-	-
Options exercised	-	-	-	-
Options expired	-	-	-	-
Outstanding, end of period	$-	-	$-	-

Balance Sheet – Values of Derivatives at January 31, 2014
U.S. VRP Fund
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	N/A	N/A	Options written, at Fair Value	$2,473,630
Total		$ -		$2,473,630

U.S. Small Cap VRP Fund
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	N/A	N/A	Options written, at Fair Value	$1,251,500
Total		$ -		$1,251,500

The change in unrealized appreciation or (depreciation) on purchased options for the period ended January 31, 2014 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund was $- and $-, respectively.

The change in unrealized appreciation or (depreciation) on written options for the period ended January 31, 2014 for the U.S. VRP Fund and the U.S. Small Cap VRP Fund was $(989,617) and $(508,026), respectively.

2. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended January 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund
	November 1, 2013		Additions		Reductions		Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at January 31, 2014	Income	Gain/(Loss)	at January 31, 2014	at January 31, 2014

Stone Ridge U.S. Variance Risk Premium Fund - Class I	14,391,969	$145,952,169	1,362,837	$14,250,000	-	$-	15,754,806	$1,597,956	$-	$162,116,950	$160,202,169
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	7,040,135	71,937,683	680,054	7,125,000	-	-	7,720,189	788,277	-	79,286,346	79,062,683
		$217,889,852						$2,386,233	$-	$241,403,296	$239,264,852

3. Cost Basis

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

	Stone Ridge Reinsurance Risk Premium Fund	Stone Ridge High Yield Reinsurance Risk Premium Fund	Stone Ridge U.S. Variance Risk Premium Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund	Stone Ridge U.S. Master Variance Risk Premium Fund
Cost of Investments	$589,576,624	$233,546,577	$390,121,115	$126,171,383	$239,264,852
Gross unrealized appreciation	$21,996,323	$9,399,683	$8,207,153	$652,443	$2,138,444
Gross unrealized depreciation	(166,654)	(36,253)	(2,563,041)	(219,716)	-
Net unrealized appreciation	$21,829,669	$9,363,430	$5,644,112	$432,727	$2,138,444

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
                                           Ross Stevens, President

Date  March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
                                             Ross Stevens, President

Date  March 31, 2014

By (Signature and Title)* /s/ Patrick Kelly
                                             Patrick Kelly, Treasurer

Date  March 31, 2014

* Print the name and title of each signing officer under his or her signature.